UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811‑22023
Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2024

Municipal Total Return Managed Accounts Portfolio
NMTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Municipal Total Return Managed Accounts Portfolio returned 5.08% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Bloomberg 7‑Year Municipal Bond Index, which returned 2.71%.

•  Top contributors to relative performance

»   Overweight to bonds with maturities of 17 years and longer, which outperformed shorter-duration bonds in the index.

»   Underweight to local and state general obligation (GO) sectors.

»   Overweight to bonds rated BBB, BB and B which outperformed bonds with higher ratings.

•  Top detractors from relative performance

»   Overweight to bonds with maturities of less than one year, which underperformed bonds with longer maturities.

»   Underweight to the industrial development revenue/pollution control revenue (IDR/PCR) sector.

»   Underweight to bonds from Georgia state issuers, which was a top‑performing state in the index.
Performance Attribution 17+ year duration bonds Local and state GO sectors BBB‑, BB‑ and B‑rated bonds Bonds with maturities of less than 1 year IDR/PCR sector Georgia state-issued bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Municipal Total Return Managed Accounts Portfolio at NAV	5.08%	0.92%	3.06%

Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Bloomberg 7 Year Municipal Bond Index	2.71%	0.97%	2.09%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$1,565,551,487

Total number of portfolio holdings	677

Portfolio turnover (%)	43%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio Manager Updates: Effective October 13, 2023, Michael Sheykar, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H103_AR_0724 3824674‑INV‑Y‑09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Core Impact Bond Managed Accounts Portfolio
NCIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Core Impact Bond Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Managed Accounts Portfolio returned 6.7% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 5.1%.

•  Top contributors to relative performance

»   Overweight to corporate bonds and an out-of-benchmark allocation to municipal bonds.

»   Underweights to U.S. Treasury bonds and mortgage-backed securities (MBS).

»   Security selection within asset-backed securities (ABS), notably residential solar holdings.

•  Top detractors from relative performance

»   Security selection within commercial mortgage-backed securities (CMBS), particularly those issued by BFLD Trust and One Market Plaza Trust, which are energy-efficient, single-asset, single borrower, office properties.

»   Longer-duration positioning, which was unfavorable as long-end rates generally increased and the yield curve steepened during the reporting period.
Performance Attribution Corporate bonds, municipal bonds and ABS U.S. Treasury bonds and MBS Security selection within CMBS Longer-duration positioning

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (July 9, 2020 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (7/9/20)

Nuveen Core Impact Bond Managed Accounts Portfolio at NAV	6.70%	(2.28)%

Bloomberg U.S. Aggregate Bond Index	5.10%	(1.93)%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$8,864,370

Total number of portfolio holdings	94

Portfolio turnover (%)	71%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H400_AR_0724 3824683-INV-Y-09/25

4

Annual Shareholder Report July 31, 2024

Nuveen Emerging Markets Debt Managed Accounts Portfolio
NEMDX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Managed Accounts Portfolio returned 7.15% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the JP Morgan EMBI Global Diversified Index, which returned 9.18%.

•  Top contributors to relative performance

»   Security selection within Chilean and Brazilian corporate bonds.

»   Shorter-duration positioning, which was advantageous amid the volatile interest rate environment and generally rising long‑end rates.

»   Underweight to lower-beta, quasi-sovereign debt in China and Malaysia.

•  Top detractors from relative performance

»   Underweight to high yield bonds.

»   Lack of exposure to distressed sovereign issuers that were in the benchmark, including Argentina, Ecuador and Pakistan, which rallied during the reporting period.

»   Underweight to distressed Egyptian sovereign bonds, which also outperformed.

»   Security selection within Mexican debt.

Performance Attribution

 Chilean and Brazilian corporate bonds

 Shorter-duration positioning

 Low‑beta, quasi-sovereign debt in China and Malaysia

 High yield bonds

 Distressed sovereign issuers

 Mexican debt

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV	7.15%	9.84%

JP Morgan EMBI Global Diversified Index	9.18%	13.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$28,056,618

Total number of portfolio holdings	123

Portfolio turnover (%)	27%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2024)

(1) The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H509_AR_0724 3824689‑INV‑Y‑09/25

4

Annual Shareholder Report July 31, 2024

Nuveen High Yield Managed Accounts Portfolio
NMYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Managed Accounts Portfolio returned 10.69% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 10.47%.

•  Top contributors to relative performance

»   Security selection within the telecommunications and cable & satellite industries.

»   An overweight to and security selection within support services and health care facilities industries, as higher beta names generally outperformed.

»   Security selection within CCC‑rated bonds, which benefited from the market’s risk‑on tone and the Fund’s avoidance of certain distressed names.

•  Top detractors from relative performance

»   Security selection within the specialty retail industry, driven by an underperforming arts and crafts retailer, The Michael’s Companies.

»   Overweight to and security selection within the rail sector, including a holding in a private passenger rail credit, Brightline East, which underperformed.
Performance Attribution Telecom and cable & satellite Support services and health care facilities CCC‑rated bonds Specialty retail Rail

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen High Yield Managed Accounts Portfolio at NAV	10.69%	10.19%

Bloomberg U.S. Aggregate Bond Index	5.10%	5.85%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	10.47%	10.39%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$18,037,207

Total number of portfolio holdings	196

Portfolio turnover (%)	77%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2024)

(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio Manager Updates: Effective April 5, 2024, Jacob Fitzpatrick, CFA is no longer a portfolio manager of the Fund. Effective April 5, 2024, Kristal Seales, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H608_AR_0724 3824698-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Preferred Securities and Income Managed Accounts Portfolio
NISPX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred Securities and Income Managed Accounts Portfolio returned 13.85% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark, which returned 12.85%. The Fund’s Blended Benchmark consists of: 1) 60% ICE US Institutional Capital Securities Index and 2) 40% ICE USD Contingent Capital Index.

•  Top contributors to relative performance

»   Overweights to the consumer cyclical and finance companies industries.

»   Overweight to floating-rate coupon securities and a corresponding underweight to fixed-rate coupon securities.

»   Security selection within the banking and insurance industries.

•  Top detractors from relative performance

»   Out‑of‑benchmark exposure to $25 par preferred securities.

»   Underweight to the contingent capital securities (CoCos) segment, which generally outperformed the $25 par preferred securities and $1000 par preferred securities segments.
Performance Attribution Consumer cyclical and finance companies sectors Floating and fixed rate couon securities Banking and insurance sectors $25 par preferred securities CoCos

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen Preferred Securities and Income Managed Accounts Portfolio at NAV	13.85%	9.90%

Bloomberg U.S. Aggregate Bond Index	5.10%	5.85%

ICE US Institutional Capital Securities Index*	12.41%	11.56%

Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark	12.85%	10.09%
* Effective November 30, 2023, the Fund selected the ICE U.S. Institutional Capital Securities Index to replace the ICE BofA U.S. All Capital Securities Index as a Fund benchmark because the Fund’s investment adviser believes that the ICE U.S. Institutional Capital Securities Index better reflects the securities in which the Fund primarily invests as well as the principal investment strategies employed by the Fund. The benchmark change was applied retroactively to the Fund’s inception date, November 1, 2022.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$17,798,994

Total number of portfolio holdings	70

Portfolio turnover (%)	38%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H707_AR_0724 3824708-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Securitized Credit Managed Accounts Portfolio
NNSDX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Securitized Credit Managed Accounts Portfolio returned 7.81% at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Bloomberg US Securitized Index, which returned 4.98%.

•  Top contributors to relative performance

»   An out-of-benchmark allocation to mortgage credit, including non-agency mortgage-backed securities (MBS) and credit risk transfers.

»   An overweight to commercial mortgage-backed securities (CMBS).

»   Security selection within the asset-backed securities (ABS) sector, including a higher allocation to esoteric ABS.

•  Top detractors from relative performance

»   Shorter-duration positioning, which was unfavorable as short-end rates declined during the reporting period.
Performance Attribution Mortgage credit CMBS ABS Shorter-duration positioning

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2022 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen Securitized Credit Managed Accounts Portfolio at NAV	7.81%	8.42%

Bloomberg U.S. Aggregate Bond Index	5.10%	5.85%

Bloomberg U.S. Securitized Index	4.98%	5.82%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$26,793,416

Total number of portfolio holdings	129

Portfolio turnover (%)	46%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67073H806_AR_0724 3824713-INV-Y-09/25

3

Annual Shareholder Report July 31, 2024

Nuveen Ultra Short Municipal Managed Accounts Portfolio
NUSMX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of February 29, 2024 (inception) to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ultra Short Municipal Managed Accounts Portfolio returned 1.39% at net asset value (NAV) for the abbreviated reporting period from the Fund’s inception on February 29, 2024, through July 31, 2024. The Fund performed in line with the SIFMA Municipal Swap Index, which returned 1.44%.

•  Primary performance drivers impacting relative yield

»   Shorter-duration positioning, specifically with more daily than weekly putable securities.

»   Overweight to positions in the AAA‑ and AA‑rated categories.

»   Overweight to positions with enhancement features that added another level of security to the bond’s underlying credit quality.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (February 29, 2024 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (2/29/24)

Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV	1.39%

S&P Municipal Bond Index	1.11%

SIFMA Municipal Swap Index	1.44%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$10,000,000

Total number of portfolio holdings	30

Portfolio turnover (%)	0%

Total management fees paid for the year	$0

What did the Fund invest in? (as of July 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H889_AR_0724 3824720‑INV‑Y‑09/25

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended July 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Municipal Total Return Managed Accounts Portfolio	$55,665	$0	$0	$0

Nuveen Core Impact Bond Managed Accounts Portfolio	$55,665	$0	$0	$0

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$55,665	$0	$0	$0

Nuveen High Yield Managed Accounts Portfolio	$55,665	$0	$0	$0

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$55,665	$0	$29	$0

Nuveen Securitized Credit Managed Accounts Portfolio	$55,665	$0	$0	$0

Nuveen Ultra Short Municipal Managed Accounts Portfolio[5]	$55,575	$0	$0	$0

Total	$389,565	$0	$29	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

5	Fund commenced operations on 2/29/2024.

Fiscal Year Ended July 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Municipal Total Return Managed Accounts Portfolio	0%	0%	0%	0%

Fiscal Year Ended July 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Core Impact Bond Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen Emerging Markets Debt Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen High Yield Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen Preferred Securities and Income Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen Securitized Credit Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen Ultra Short Municipal Managed Accounts Portfolio	0%	0%	0%	0%

Fiscal Year Ended July 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Municipal Total Return Managed Accounts Portfolio	$58,603	$0	$0	$0

Nuveen Core Impact Bond Managed Accounts Portfolio	$58,940	$0	$0	$0

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$58,500	$0	$0	$0

Nuveen High Yield Managed Accounts Portfolio	$58,500	$0	$0	$0

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$58,500	$0	$0	$0

Nuveen Securitized Credit Managed Accounts Portfolio	$58,500	$0	$0	$0

Total	$351,543	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended July 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Municipal Total Return Managed Accounts Portfolio	0%	0%	0%	0%

Fiscal Year Ended July 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds

Nuveen Core Impact Bond Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen Emerging Markets Debt Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen High Yield Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen Preferred Securities and Income Managed Accounts Portfolio	0%	0%	0%	0%

Nuveen Securitized Credit Managed Accounts Portfolio	0%	0%	0%	0%

Fiscal Year Ended July 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

Nuveen Managed Accounts Portfolios Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

	0%	0%	0%

Fiscal Year Ended July 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

Nuveen Managed Accounts Portfolios Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

	0%	0%	0%

Fiscal Year Ended July 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

Municipal Total Return Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	$0	$0	$0

Fiscal Year Ended July 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

Nuveen High Yield Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$29	$0	$0	$29

Nuveen Securitized Credit Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	$0	$0	$0

Total	$29	$0	$0	$29

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended July 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

Municipal Total Return Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen High Yield Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$0	$0	$0	$0

Nuveen Securitized Credit Managed Accounts Portfolio	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered Public
Accounting Firm
To the Board of Trustees of Nuveen Managed Accounts Portfolios Trust and Shareholders of
Municipal Total Return Managed Accounts Portfolio, Nuveen Core Impact Bond Managed
Accounts Portfolio, Nuveen Emerging Markets Debt Managed Accounts Portfolio, Nuveen
High Yield Managed Accounts Portfolio, Nuveen Preferred Securities and Income Managed
Accounts Portfolio, Nuveen Securitized Credit Managed Accounts Portfolio and Nuveen Ultra
Short Municipal Managed Accounts Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Nuveen Managed Accounts Portfolios Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Municipal Total Return Managed Accounts Portfolio (1)
Nuveen Core Impact Bond Managed Accounts Portfolio (2)
Nuveen Emerging Markets Debt Managed Accounts Portfolio (3)
Nuveen High Yield Managed Accounts Portfolio (3)
Nuveen Preferred Securities and Income Managed Accounts Portfolio (3)
Nuveen Securitized Credit Managed Accounts Portfolio (3)
Nuveen Ultra Short Municipal Managed Accounts Portfolio (4)
(1) Statement of operations for the year ended July 31, 2024, statement of changes in net assets for the years ended July 31, 2024 and 2023 and the financial highlights for the years ended July 31, 2024,
2023, 2022, 2021 and 2020
(2) Statement of operations for the year ended July 31, 2024, statement of changes in net assets for the year ended July 31, 2024, the nine months ended July 31, 2023 and the year ended October 31, 2022 and the financial highlights for the year ended July 31, 2024, the nine months ended July 31, 2023, the years ended October 31, 2022 and 2021, and the period July 9, 2020 (commencement of operations)
through October 31, 2020
(3) Statement of operations for the year ended July 31, 2024, statement of changes in net assets and the financial highlights for the year ended July 31, 2024, and the period November 1, 2022
(commencement of operations) through July 31, 2023
(4) Statement of operations, statement of changes in net assets and the financial highlights for the period
February 29, 2024 (commencement of operations) through July 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 26, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Municipal Total Return Managed Accounts
Portfolio
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.5%
X –
MUNICIPAL BONDS - 97 .5 % X 1,526,013,970
ALABAMA - 0.4%
$ 2,960 Huntsville, Alabama, General Obligation Warrants, Series 2023B, 5.000%,
3/01/40
3/33 at 100.00 $ 3,347,109
1,415 Madison Water and Wastewater Board, Alabama, Water and Sewer
Revenue Bonds, Series 2023, 5.250%, 12/01/48
12/33 at 100.00 1,581,703
1,205 The Public Educational Building Authority of Jacksonville, Alabama,
Jacksonville State University Foundation, Higher Educational Facilities
Revenue Bonds, Jackson State University Project Series 2023A, 5.000%,
8/01/54 - AGM Insured
2/33 at 100.00 1,268,346
TOTAL ALABAMA 6,197,158
ALASKA - 0.5%
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%,
1/01/30, (AMT)
7/25 at 100.00 1,408,998
1,590 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 1,612,322
Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2023
:
1,030 5.250%, 12/01/38, (AMT) 12/33 at 100.00 1,138,194
1,145 5.250%, 12/01/40, (AMT) 12/33 at 100.00 1,253,069
2,310 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 5.500%, 11/01/41
11/32 at 100.00 2,641,654
TOTAL ALASKA 8,054,237
ARIZONA - 2.0%
2,200 (c) Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A, 4.500%,
7/15/29
7/25 at 100.00 2,108,401
100 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37
7/27 at 100.00 101,403
1,000 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51
7/27 at 100.00 988,275
60 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27
No Opt. Call 59,361
615 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.000%, 7/15/28
7/26 at 100.00 625,983
Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Leman Academy of Excellence Projects, Series 2022A
:
500 4.000%, 7/01/28 No Opt. Call 496,108
500 4.000%, 7/01/29 No Opt. Call 495,130
1,405 4.000%, 7/01/30 7/29 at 100.00 1,386,157
1,050 Maricopa County and Phoenix City Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024C, 4.750%,
9/01/49
3/33 at 100.00 1,058,786

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 2,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2024, 4.000%,
7/01/34
7/31 at 100.00 $ 1,996,294
1,605 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Sun Valley Academy, Series 2024A, 6.250%, 7/01/44
7/31 at 100.00 1,680,902
2,875 Maricopa County Union High School District 216 Agua Fria, Arizona,
General Obligation Bonds, School Improvement, Project of 2023, Series
2024A, 5.000%, 7/01/42
7/33 at 100.00 3,217,317
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 1,005,904
3,785 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 4,249,559
5,025 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%,
7/01/44
9/24 at 100.00 5,024,711
410 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50
2/28 at 100.00 424,011
3,300 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 3,572,250
1,575 (c) Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Desert Heights Charter School Project, Refunding Series
2024, 5.875%, 6/01/44
6/32 at 102.00 1,593,924
Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A
:
45 (c) 3.900%, 9/01/24 No Opt. Call 44,973
1,500 (c) 5.000%, 9/01/34 3/25 at 100.00 1,502,756
TOTAL ARIZONA 31,632,205
ARKANSAS - 0.4%
1,400 (c) Arkansas Development Finance Authority, Charter School Revenue Bonds,
Academy of Math and Science - Little Rock Project Series 2024A, 7.000%,
7/01/59
7/31 at 103.00 1,359,066
1,800 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/36
9/30 at 100.00 1,853,834
2,015 Arkansas Tech University, Revenue Bonds, Refunding Student Fee Series
2022A, 5.000%, 12/01/42 - BAM Insured
12/30 at 100.00 2,116,008
1,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 1,092,999
TOTAL ARKANSAS 6,421,907
CALIFORNIA - 4.8%
Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024B
:
2,250 5.250%, 7/01/40, (AMT) 7/34 at 100.00 2,491,523
250 5.250%, 7/01/42, (AMT) 7/34 at 100.00 274,768
2,500 4.250%, 7/01/43 - AGM Insured, (AMT) 7/34 at 100.00 2,509,993
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43
No Opt. Call 801,922
205 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 212,747
3,540 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health System, Series 2009C, 5.000%, 7/01/33
1/33 at 100.00 3,933,512

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 450 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Health Care, Series 2020A, 4.000%, 8/15/50
8/30 at 100.00 $ 443,759
100 (c) California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38
6/26 at 100.00 101,207
1,180 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 1,197,821
1,500 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38
7/28 at 100.00 1,530,919
California Municipal Finance Authority, Educational Facilities Revenue
Bonds, Westside Neighborhood School Project, Series 2024
:
600 (c) 5.500%, 6/15/39 6/31 at 102.00 643,459
315 (c) 5.900%, 6/15/44 6/31 at 102.00 339,415
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 735,409
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
3,015 5.000%, 7/01/33 7/27 at 100.00 3,096,470
1,750 4.000%, 7/01/42 7/27 at 100.00 1,591,243
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 6,166,814
California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2023-11 Improvement Area A Hesperia
Silverwood, Series 2024
:
325 5.000%, 9/01/44 9/31 at 103.00 340,822
335 5.000%, 9/01/49 9/31 at 103.00 347,339
4,000 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT)
1/25 at 100.00 4,009,190
355 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2021A, 4.000%, 10/15/24
No Opt. Call 354,986
1,000 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 1,010,282
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016
:
305 (c) 5.000%, 8/01/24 No Opt. Call 305,000
25 (c),(d) 5.000%, 8/01/24, (ETM) No Opt. Call 25,000
325 (c) 5.000%, 8/01/25 No Opt. Call 327,587
35 (c),(d) 5.000%, 8/01/25, (ETM) No Opt. Call 35,709
725 (c) 5.000%, 8/01/26 8/25 at 100.00 733,236
65 (c),(d) 5.000%, 8/01/26, (Pre-refunded 8/01/25) 8/25 at 100.00 66,317
225 (c) 5.000%, 8/01/27 8/25 at 100.00 227,673
25 (c),(d) 5.000%, 8/01/27, (Pre-refunded 8/01/25) 8/25 at 100.00 25,507
1,485 (c) California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37
10/27 at 100.00 1,516,783
1,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Envision Education, Series 2024A, 5.000%, 6/01/44, (WI/DD)
6/32 at 100.00 1,016,108
700 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31
6/25 at 100.00 705,758
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G
:
310 (c) 5.000%, 6/01/30 6/27 at 100.00 318,544
325 (c) 5.000%, 6/01/37 6/27 at 100.00 329,321

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 1,195 California State, General Obligation Bonds, Various Purpose Series 2023,
5.250%, 10/01/45
4/33 at 100.00 $ 1,361,428
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
3,900 (c) 5.000%, 12/01/36 6/26 at 100.00 3,974,557
280 (c) 5.000%, 12/01/46 6/26 at 100.00 282,953
165 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38
6/28 at 100.00 172,878
750 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.125%, 8/15/47 -
AGM Insured
8/32 at 100.00 811,455
1,250 El Rancho Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2023D, 5.750%, 8/01/48 - BAM
Insured
8/33 at 100.00 1,474,792
5,000 Glendale Unified School District, Los Angeles County, California, General
Obligation Bonds, 2011 Election Series 2016C, 3.000%, 9/01/39
9/26 at 100.00 4,505,273
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 751,270
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call 54,556
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding Series
2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 1,231,900
1,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A, 5.250%, 5/15/40, (AMT)
5/33 at 100.00 1,115,184
2,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 2,435,158
1,475 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/31,
(AMT)
5/25 at 100.00 1,489,520
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.500%, 5/15/38,
(AMT)
11/31 at 100.00 5,642,542
500 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/34, (AMT)
5/26 at 100.00 510,759
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%, 12/01/47
12/29 at 103.00 1,115,237
1,200 Rancho Mirage, California, Special Tax Bonds, Community Facilities
District 5 Section 31, Improvement Area 1 Series 2024A, 5.000%, 9/01/44
9/34 at 100.00 1,245,538
1,290 Sacramento, California, Special Tax Bonds, Community Facilities District 4
North Natomas, Refunding Series 2015F, 5.000%, 9/01/27
9/25 at 100.00 1,307,508
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 299,276
3,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.500%,
5/01/38, (AMT)
5/33 at 100.00 3,433,115

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 4,000 San Francisco Unified School District, California, General Obligation
Bonds, Proposition A, Election of 2011 & 2006, Series 2015C&F, 4.000%,
6/15/34
9/24 at 100.00 $ 4,000,412
TOTAL CALIFORNIA 74,981,454
COLORADO - 5.7%
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 932,197
1,630 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding Convertible to Unlimited Tax
Series 2023A, 5.000%, 12/01/48 - BAM Insured
12/33 at 100.00 1,708,919
500 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2023, 5.500%, 12/01/43 - BAM Insured
12/33 at 100.00 559,983
5,785 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2024, 5.250%, 12/01/53
12/33 at 100.00 6,421,304
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 481,744
1,330 Colorado Department of Transportation, Headquarters Facilities Lease
Purchase Agreement Certificates of Participation, Series 2016, 5.000%,
6/15/35
6/26 at 100.00 1,362,611
500 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36
7/25 at 100.00 502,246
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013
:
415 5.000%, 12/01/33 9/24 at 100.00 415,207
845 5.000%, 12/01/42 9/24 at 100.00 845,129
1,555 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 5.000%, 11/15/41
5/26 at 100.00 1,584,671
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
1,155 5.250%, 11/01/36 11/32 at 100.00 1,306,298
5,300 5.250%, 11/01/52 11/32 at 100.00 5,699,111
1,930 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2014A-2, 4.000%, 11/15/34
11/24 at 100.00 1,931,013
4,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/48
11/33 at 100.00 4,479,340
2,905 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 1,610,449
1,665 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 1,905,405
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,725 5.750%, 11/15/34, (AMT) 11/32 at 100.00 2,029,046
805 5.750%, 11/15/35, (AMT) 11/32 at 100.00 943,203
3,500 5.750%, 11/15/40, (AMT) 11/32 at 100.00 4,015,506
2,500 5.750%, 11/15/41, (AMT) 11/32 at 100.00 2,856,589
700 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.500%, 11/15/40, (AMT)
11/33 at 100.00 794,595
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,100 5.000%, 12/01/25 No Opt. Call $ 1,115,041
500 5.000%, 12/01/36 12/26 at 100.00 508,927
5,000 Eagle, Garfield and Routt Counties School District RE50J, Colorado,
General Obligation Bonds, Series 2024, 5.000%, 12/01/42
12/33 at 100.00 5,597,696
3,000 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 2,968,418
300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 309,356
500 Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3), 6.250%,
12/01/52
9/27 at 103.00 495,168
500 (c) Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
12/26 at 103.00 447,160
2,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2024A, 5.000%, 12/01/49 -
AGM Insured
12/29 at 103.00 2,139,591
2,550 (c) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.125%, 11/01/42
11/29 at 103.00 2,600,664
500 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.250%,
12/01/37
12/27 at 103.00 511,597
1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 1,405,083
1,330 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,354,341
1,035 (c) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40
9/24 at 100.00 1,034,967
5,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 5,281,102
Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023
:
1,400 5.000%, 12/01/38 - AGM Insured 12/33 at 100.00 1,519,963
690 5.000%, 12/01/43 - AGM Insured 12/33 at 100.00 729,494
1,345 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 1,383,643
State of Colorado, Rural Colorado, Certificates of Participation, Series
2022
:
2,060 6.000%, 12/15/39 12/32 at 100.00 2,475,783
7,870 6.000%, 12/15/40 12/32 at 100.00 9,399,081
900 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/39
9/24 at 103.00 900,201
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 838,737

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,250 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 $ 1,259,298
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 982,178
700 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/40
3/26 at 103.00 642,997
750 Wildwing Metropolitan District 5, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding and Improvement Series 2024,
4.500%, 12/01/53 - AGM Insured
12/33 at 100.00 760,257
TOTAL COLORADO 89,045,309
CONNECTICUT - 0.8%
5,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 4,651,878
Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017
:
1,115 (c) 5.000%, 4/01/30 4/27 at 100.00 1,127,138
6,465 (c) 5.000%, 4/01/39 4/27 at 100.00 6,510,348
775 University of Connecticut, General Obligation Bonds, Series 2023A,
5.000%, 8/15/41
8/33 at 100.00 872,557
TOTAL CONNECTICUT 13,161,921
DELAWARE - 0.2%
375 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special
Development District, Series 2024, 5.250%, 7/01/44
7/33 at 100.00 393,584
715 Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A, 4.625%, 7/01/49
1/33 at 100.00 717,708
Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A
:
1,030 5.000%, 7/01/30 1/28 at 100.00 1,057,257
750 5.000%, 7/01/31 1/28 at 100.00 769,126
TOTAL DELAWARE 2,937,675
DISTRICT OF COLUMBIA - 0.9%
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 2,065,542
1,240 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2019, 4.000%, 7/01/44
7/29 at 100.00 1,171,998
1,540 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 1,592,535
3,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 3,511,199
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 5,015,999
TOTAL DISTRICT OF COLUMBIA 13,357,273
FLORIDA - 12.5%
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022
:
530 4.250%, 5/01/32 No Opt. Call 531,396
1,000 5.000%, 5/01/42 5/32 at 100.00 1,011,760

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,495 Bay County School Board, Florida, Certificates of Participation, Series
2022A, 5.500%, 7/01/42
7/32 at 100.00 $ 1,667,070
715 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
9/24 at 100.00 715,569
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/52
4/32 at 100.00 2,099,897
4,100 Broward County School District, Florida, General Obligation Bonds,
School Series 2022, 5.000%, 7/01/47
7/32 at 100.00 4,444,585
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 1,073,458
4,000 (c) Cabot Citrus Farms Community Development District, Florida, Special
Revenue Bond, Anticipated Note Series 2024, 5.250%, 3/01/29
5/25 at 103.00 4,039,382
1,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.250%, 10/01/48 - BAM Insured
10/33 at 100.00 1,118,928
2,095 (c) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2019, 5.000%, 7/01/54
7/26 at 103.00 2,056,627
110 (c) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT)
10/31 at 100.00 92,511
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023
:
2,235 5.500%, 6/01/30 No Opt. Call 2,338,200
2,490 5.500%, 6/01/32 No Opt. Call 2,626,175
435 5.000%, 6/01/43 6/33 at 100.00 422,064
Corkscrew Crossing Community Development District, Florida, Special
Assessment Bonds, Series 2023
:
500 4.300%, 5/01/33 No Opt. Call 506,180
1,000 5.100%, 5/01/43 5/33 at 100.00 1,009,763
1,190 Daytona Beach Florida Housing Authority,Multi-family Housing Revenue
Bonds, WM At The River LP, Series 2021 B, 1.250%, 12/01/25
12/24 at 100.00 1,178,099
2,375 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated Group, Series
2020A, 5.000%, 8/15/32
2/30 at 100.00 2,482,281
2,950 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 5.000%, 8/15/33
2/30 at 100.00 3,074,566
925 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Charter Schools Project, Series 2022, 5.000%,
10/01/32
10/29 at 100.00 955,092
1,230 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Classical Academy Series 2024A, 5.250%, 6/01/44
6/32 at 100.00 1,248,049
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
175 (c) 5.150%, 7/01/27 No Opt. Call 177,688
385 (c) 5.750%, 7/01/47 7/27 at 101.00 390,222
170 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35
6/25 at 100.00 171,972
700 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Refunding Bonds, Central Charter School, Series 2022, 5.250%, 8/15/37
8/32 at 100.00 698,674
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 5,500 5.000%, 7/01/44 - AGM Insured, (AMT) 7/32 at 100.00 $ 5,757,107
3,600 5.250%, 7/01/47 - AGM Insured, (AMT) 7/32 at 100.00 3,798,560
500 (c) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1, 5.000%,
6/01/44
6/34 at 100.00 511,276
1,000 Florida Gulf Coast University Financing Corporation, Capital Improvement
Revenue Bonds, Refunding Housing Project, Series 2022A, 5.000%,
2/01/40
8/32 at 100.00 1,082,396
12,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/35
10/25 at 100.00 12,164,741
2,285 Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of
Transportation, Series 2018A, 4.000%, 7/01/41
7/28 at 100.00 2,307,525
760 (c) Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42
7/32 at 100.00 679,686
8,000 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Series 2015A, 5.000%, 10/01/40, (AMT)
10/25 at 100.00 8,074,219
500 Hammock Oaks Community Development District, Lady Lake, Florida,
Special Assessment Revenue Bonds, Area 2, Series 2024, 6.150%, 5/01/54
5/34 at 100.00 511,067
4,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds, Series 2022,
5.250%, 6/01/47
6/32 at 100.00 4,336,674
1,905 Hialeah Utility Systems, Florida, Systems Revenue Bonds, Refunding Series
2022, 5.000%, 10/01/33
10/32 at 100.00 2,086,692
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A
:
7,415 5.000%, 10/01/34, (AMT) 10/24 at 100.00 7,436,222
4,000 5.000%, 10/01/40, (AMT) 10/24 at 100.00 4,011,448
3,250 (d) 5.000%, 10/01/40, (Pre-refunded 10/01/24), (AMT) 10/24 at 100.00 3,257,106
300 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 5.600%, 5/01/44
5/34 at 100.00 310,616
2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facilitiy Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 3,040,250
1,110 (c) Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53
6/28 at 100.00 1,060,993
1,875 Julington Creek Plantation Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023, 5.500%, 5/01/43 - AGM
Insured
5/33 at 100.00 2,076,432
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 451,681
1,665 Lakeland, Florida, Energy System Revenue Bonds, Refunding Series 2023,
5.000%, 10/01/42
10/33 at 100.00 1,834,907
10,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021, 5.000%,
10/01/48
No Opt. Call 11,154,311
885 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.000%, 10/01/48 - AGM Insured
10/33 at 100.00 954,627
740 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
9/24 at 100.00 740,319
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2024A
:
1,000 (c) 6.000%, 6/15/38 6/31 at 103.00 1,032,621
1,000 (c) 6.250%, 6/15/42 6/31 at 103.00 1,032,236

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 605 Lee County, Florida, Solid Waste System Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/26, (AMT)
No Opt. Call $ 616,115
2,895 Manatee County, Florida, Public Utilities Revenue Bonds, Improvement
and Refunding Series 2023, 4.000%, 10/01/48
4/33 at 100.00 2,836,047
Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds,
Mount Sinai Medical Center of Florida Project, Refunding 2014
:
9,250 5.000%, 11/15/39 11/24 at 100.00 9,265,707
6,550 5.000%, 11/15/44 11/24 at 100.00 6,560,786
Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014
:
900 5.000%, 10/01/27 10/24 at 100.00 901,822
920 5.000%, 10/01/28 10/24 at 100.00 921,882
500 5.000%, 10/01/30 10/24 at 100.00 500,992
325 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
9/24 at 100.00 325,220
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A
:
1,145 5.000%, 10/01/28, (AMT) 10/24 at 100.00 1,146,551
10,000 5.000%, 10/01/33, (AMT) 10/24 at 100.00 10,013,105
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 4,131,036
Monroe County, Florida, Airport Revenue Bonds, Key West International
Airport, Series 2022
:
1,430 5.000%, 10/01/39, (AMT) 10/32 at 100.00 1,509,453
1,575 5.000%, 10/01/41, (AMT) 10/32 at 100.00 1,646,573
745 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/29
No Opt. Call 791,981
Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022
:
620 5.000%, 11/01/34 11/32 at 100.00 657,349
750 5.000%, 11/01/36 11/32 at 100.00 790,611
1,520 5.000%, 11/01/47 11/32 at 100.00 1,547,007
2,175 5.000%, 11/01/52 11/32 at 100.00 2,201,820
250 (c) Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series 2024,
5.800%, 5/01/54
11/34 at 100.00 250,979
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series 2023A,
5.500%, 9/01/41 - AGM Insured
3/33 at 100.00 1,126,650
1,000 Poitras East Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2023, 4.200%, 5/01/33
No Opt. Call 1,011,217
Pompano Beach, Florida, Revenue Bonds, John Knox Village Project,
Series 2015
:
225 5.000%, 9/01/24 No Opt. Call 225,129
410 5.000%, 9/01/35 9/24 at 100.00 410,312
5,000 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 5.000%, 7/01/38
7/28 at 100.00 5,227,834
2,120 Sarasota County, Florida, Utility System Revenue Bonds, Series 2022,
5.250%, 10/01/52
10/32 at 100.00 2,335,610
4,440 Sarasota County, Florida, Utility System Revenue Bonds, Series 2023,
5.000%, 10/01/48
4/33 at 100.00 4,825,919
St. Johns County School Board, Florida, Certificates of Participation, Series
2024A
:

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 2,200 5.250%, 7/01/46 - AGM Insured 7/33 at 100.00 $ 2,446,074
3,000 5.500%, 7/01/49 - AGM Insured 7/33 at 100.00 3,377,683
1,350 Sumter County School Board, Florida, Certificates of Participation, Series
2024, 5.250%, 1/01/49 - AGM Insured
7/33 at 100.00 1,485,664
1,425 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Sustainability Series 2022, 5.250%, 10/01/47
10/32 at 100.00 1,568,381
4,090 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Green
Series 2022A, 5.250%, 10/01/57
10/32 at 100.00 4,485,832
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
9/24 at 100.00 14,778
15 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
9/24 at 100.00 0
Village Community Development District 10, Sumter County, Florida,
Special Assessment Revenue Bonds, Refunding Series 2023
:
1,110 5.000%, 5/01/39 - AGM Insured 5/33 at 100.00 1,217,068
985 5.000%, 5/01/40 - AGM Insured 5/33 at 100.00 1,073,617
2,930 (c) Village Community Development District 14, Leesburg, Florida, Special
Assessment Bonds, Series 2022, 4.750%, 5/01/32
5/30 at 100.00 3,048,934
TOTAL FLORIDA 196,329,658
GEORGIA - 1.1%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 3,248,920
1,000 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.750%,
4/01/53
4/33 at 100.00 1,127,856
8,425 Coweta County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 8,784,400
950 Henry County Hospital Authority, Georgia, Revenue Certificates, Piedmont
Henry Hospital Project, Series 2014A, 5.000%, 7/01/34
9/24 at 100.00 952,984
2,500 (c) Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/27
No Opt. Call 2,524,964
TOTAL GEORGIA 16,639,124
GUAM - 0.1%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/33
11/25 at 100.00 1,011,755
TOTAL GUAM 1,011,755
HAWAII - 0.1%
750 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University Project, Refunding Series 2024, 5.000%,
7/01/34
No Opt. Call 770,734
Kauai County, Hawaii, Special Tax Bonds, Community Facilities District
2008-1 Kukuiula Development Project, Series 2022
:
440 4.000%, 5/15/29 No Opt. Call 433,176
470 4.000%, 5/15/30 No Opt. Call 460,081
375 5.000%, 5/15/31 No Opt. Call 391,431
250 5.000%, 5/15/32 No Opt. Call 261,748
TOTAL HAWAII 2,317,170

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IDAHO - 1.2%
Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock
Hydroelectric Project Revenue Bonds, Refunding Series 2015
:
$ 500 5.000%, 6/01/29 12/24 at 100.00 $ 502,625
1,000 5.000%, 6/01/30 12/24 at 100.00 1,005,217
2,090 5.000%, 6/01/31 12/24 at 100.00 2,100,553
610 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 615,974
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A
:
1,250 5.000%, 3/01/37 9/28 at 100.00 1,296,534
4,000 4.000%, 3/01/38 9/28 at 100.00 3,969,569
6,105 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series 2023A,
5.250%, 8/15/48
8/33 at 100.00 6,785,565
1,170 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32
5/29 at 103.00 1,118,713
750 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 789,769
TOTAL IDAHO 18,184,519
ILLINOIS - 7.8%
3,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.000%, 12/01/44 - AGM Insured
12/24 at 100.00 3,008,154
569 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
8/24 at 100.00 569,073
Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A
:
3,850 5.000%, 1/01/35 1/32 at 100.00 4,147,216
1,685 5.500%, 1/01/39 1/32 at 100.00 1,848,558
3,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 3,008,191
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C
:
5,000 5.000%, 1/01/33 No Opt. Call 5,419,788
385 5.000%, 1/01/40 1/34 at 100.00 409,603
1,500 5.000%, 1/01/41 1/34 at 100.00 1,588,596
4,320 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2012, 4.000%, 11/01/37
9/24 at 100.00 4,320,072
4,650 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/40
12/32 at 100.00 5,261,554
2,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 4.000%, 8/01/38
8/24 at 100.00 1,955,056
525 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/39
8/31 at 100.00 504,418
Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
:
1,220 (c) 4.300%, 8/01/28 No Opt. Call 1,234,981
1,275 (c) 4.500%, 8/01/33 No Opt. Call 1,329,970
1,000 (c) 5.250%, 8/01/38 8/33 at 100.00 1,085,826
3,000 (d) Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Series 2017A, 5.000%, 1/01/36, (Pre-refunded 1/01/27)
1/27 at 100.00 3,141,712
Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
:

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 1,750 4.000%, 8/15/40 8/30 at 100.00 $ 1,724,320
2,000 4.000%, 8/15/41 8/30 at 100.00 1,955,032
9,885 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 9,447,224
2,750 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 2,770,212
12,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 12,057,816
725 Illinois Finance Authority, Revenue Bonds, Smith Crossing, Refunding
Series 2022, 4.000%, 10/15/30
4/29 at 103.00 683,724
5,000 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2014A, 4.000%, 10/01/38
10/24 at 100.00 4,960,594
Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of
Illinois at Chicago Project, Series 2017A
:
830 5.000%, 2/15/26 No Opt. Call 836,333
400 5.000%, 2/15/29 8/27 at 100.00 407,661
1,340 Illinois Housing Development Authority, Revenue Bonds, Social Series
2022G, 6.250%, 10/01/52
4/32 at 100.00 1,442,586
5,425 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
8/24 at 100.00 5,444,322
2,000 Illinois State, General Obligation Bonds, December Series 2017B, 5.000%,
12/01/24
No Opt. Call 2,011,395
5,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/30
No Opt. Call 5,391,838
1,500 Illinois State, General Obligation Bonds, May Series 2024B, 5.250%,
5/01/45
5/34 at 100.00 1,650,708
6,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 6,303,112
2,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A, 5.000%, 1/01/38
7/34 at 100.00 2,302,339
5,330 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 5,423,568
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 5,166,488
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 1,224,455
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured
2/30 at 100.00 650,019
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 1,000,784
1,000 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/48 - AGM Insured
6/33 at 100.00 1,092,572
2,250 Southwestern Illinois Development Authority, Local Government Revenue
Bonds, Edwardsville Community Unit School District 7 Project, Series
2023A, 5.500%, 12/01/35 - BAM Insured
12/31 at 100.00 2,583,982
2,000 Will County School District 114, Manhattan, Illinois, General Obligation
Bonds, Series 2022, 5.500%, 1/01/43 - BAM Insured
1/33 at 100.00 2,238,540

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source
Series 2019, 4.000%, 11/15/47
11/29 at 100.00 $ 3,856,230
TOTAL ILLINOIS 121,458,622
INDIANA - 5.1%
Avon Community School Building Corporation, Hendricks County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023
:
1,000 5.500%, 7/15/41 7/33 at 100.00 1,151,566
1,625 5.500%, 1/15/43 7/33 at 100.00 1,848,884
3,500 Brownsburg 1999 School Building Corporation, Indiana, First Mortgage
Bonds, Series 2023, 5.500%, 7/15/40
7/31 at 100.00 3,892,568
750 Carmel, Indiana, Waterworks Revenue Bonds, Refunding, Series 2024C,
5.250%, 5/01/51 - BAM Insured
5/32 at 100.00 801,804
2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 2,642,213
1,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 955,459
850 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 812,477
4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, DePauw
University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 4,173,010
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 3,837,452
520 Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A, 5.000%, 6/01/51
6/31 at 100.00 457,300
4,195 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016B, 5.000%, 11/01/41
11/25 at 100.00 4,244,913
Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series
2019A
:
500 5.000%, 11/01/30 5/29 at 100.00 518,680
1,020 5.000%, 11/01/31 5/29 at 100.00 1,052,799
435 5.000%, 11/01/32 5/29 at 100.00 447,601
1,110 5.000%, 11/01/33 5/29 at 100.00 1,140,022
760 5.000%, 11/01/34 5/29 at 100.00 780,406
665 5.000%, 11/01/35 5/29 at 100.00 683,270
235 4.000%, 11/01/36 5/29 at 100.00 228,735
1,125 4.000%, 11/01/43 5/29 at 100.00 1,052,721
Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022
:
1,785 5.000%, 1/01/42 - AGM Insured 1/32 at 100.00 1,893,286
1,700 5.000%, 1/01/52 - AGM Insured 1/32 at 100.00 1,763,410
Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Margaret Mary Health Project, Series 2024A
:
1,635 5.000%, 3/01/32 No Opt. Call 1,741,611
1,805 5.000%, 3/01/34 No Opt. Call 1,939,857
2,485 5.500%, 3/01/44 3/34 at 100.00 2,677,304
3,845 5.750%, 3/01/54 3/34 at 100.00 4,166,961
785 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.650%, 7/01/49
1/33 at 100.00 788,330
3,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2022A, 5.500%, 1/01/47
1/32 at 100.00 3,320,606
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2022G-2, 5.000%, 1/01/33, (AMT)
1/32 at 100.00 1,088,114

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDIANA (continued)
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2023I-2
:
$ 500 5.250%, 1/01/42, (AMT) 1/33 at 100.00 $ 543,239
500 5.250%, 1/01/43, (AMT) 1/33 at 100.00 540,936
1,030 5.250%, 1/01/48, (AMT) 1/33 at 100.00 1,102,043
2,235 Indianapolis Local Public Improvement Bond Bank, Indiana, Circle City
Forward Phase II Project Revenue Bonds, Series 2023B, 5.250%, 2/01/48
8/33 at 100.00 2,465,355
5,850 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Ad Valorem Property Tax Funded Project Series 2023D, 6.000%,
2/01/48
2/33 at 100.00 6,808,743
IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2022
:
630 5.500%, 7/15/37 7/32 at 100.00 732,264
500 5.500%, 7/15/39 7/32 at 100.00 575,777
Lake Ridge Multi-School Building Corporation, Lake County, Indiana, First
Mortgage Bonds, Ad Valorem Property Tax Series 2022
:
2,960 5.500%, 7/15/36 7/32 at 100.00 3,415,818
3,500 5.500%, 7/15/38 7/32 at 100.00 4,003,050
1,280 5.500%, 7/15/40 7/32 at 100.00 1,446,106
1,150 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.500%, 1/15/42
7/31 at 100.00 1,282,054
4,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
8/24 at 100.00 4,000,515
Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2023B
:
465 6.000%, 7/15/41 7/33 at 100.00 553,998
1,325 6.000%, 1/15/43 7/33 at 100.00 1,566,582
1,050 Warrick County School Corporation, Indiana, General Obligation Bonds,
Series 2023, 5.000%, 1/15/25
No Opt. Call 1,055,066
TOTAL INDIANA 80,192,905
IOWA - 0.2%
3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49
6/26 at 100.62 3,062,896
TOTAL IOWA 3,062,896
KANSAS - 0.6%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 1,041,618
Kansas Independent College Finance Authority, Revenue Anticipation
Notes, Private Education Short-Term Loan Program, Series 2024A, B, and
C
:
525 8.150%, 5/01/25 No Opt. Call 533,385
1,000 8.500%, 5/01/25 No Opt. Call 1,015,603
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 208,827
1,500 Marion County Unified School District 410 Marion-Durham-Hillsboro-
Lehigh, Kansas, General Obligation Bonds, Series 2024, 4.000%, 9/01/44
- AGM Insured
9/33 at 100.00 1,478,233
2,700 Unified School District No. 491, Douglas County. Kansas, General
Obligation Bonds, Refunding and School Building, Eudora Series 2023A,
5.000%, 9/01/42 - AGM Insured
9/32 at 100.00 2,918,827

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
KANSAS (continued)
$ 2,350 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/33
9/25 at 100.00 $ 2,390,347
TOTAL KANSAS 9,586,840
KENTUCKY - 0.1%
1,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 127, Series 2022A, 5.250%, 6/01/39
6/32 at 100.00 1,405,487
TOTAL KENTUCKY 1,405,487
LOUISIANA - 2.1%
4,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/42 - AGM Insured
11/25 at 100.00 4,053,926
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B, 5.000%,
8/15/33
8/27 at 100.00 5,198,488
200 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31
No Opt. Call 196,359
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
2,000 5.000%, 5/15/33 5/27 at 100.00 2,070,109
2,000 5.000%, 5/15/34 5/27 at 100.00 2,068,695
2,640 5.000%, 5/15/35 5/27 at 100.00 2,727,658
2,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.000%,
10/01/43
4/33 at 100.00 2,098,820
3,940 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/30, (AMT)
1/25 at 100.00 3,955,659
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B
:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 408,740
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 510,759
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 362,296
500 (c) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 498,966
Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B
:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 3,113,732
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 893,036
4,900 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023, 5.250%, 3/01/37
3/33 at 100.00 5,373,369
TOTAL LOUISIANA 33,530,612
MAINE - 0.2%
Bath, Maine, General Obligation Bonds, Series 2024
:
1,500 4.000%, 5/01/44 5/34 at 100.00 1,497,293
1,000 4.000%, 5/01/49 5/34 at 100.00 978,637
500 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2022C, 5.500%, 7/01/38 - AGM Insured
7/32 at 100.00 566,110
700 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2023A, 5.000%, 7/01/42 - AGM Insured
7/33 at 100.00 760,918
TOTAL MAINE 3,802,958

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND - 0.3%
$ 250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 $ 255,919
4,615 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/26, (AMT)
No Opt. Call 4,758,309
TOTAL MARYLAND 5,014,228
MASSACHUSETTS - 0.5%
3,280 Massachusetts State, General Obligation Bonds, Refunding Series 2023B,
5.000%, 5/01/43
5/33 at 100.00 3,647,922
4,000 Massachusetts State, General Obligation Bonds, Refunding Series 2024A,
5.000%, 3/01/40
3/34 at 100.00 4,564,593
TOTAL MASSACHUSETTS 8,212,515
MICHIGAN - 2.9%
1,090 Belding School District, Ionia, Kent and Montcalm Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2022, 5.250%,
5/01/48
5/32 at 100.00 1,180,635
5,000 Flat Rock Community School District, Wayne County, Michigan, General
Obligation Bonds, Refunding School Building and Site Series 2023,
5.250%, 5/01/52
5/32 at 100.00 5,422,655
5 (d) Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, Bronson Healthcare Group, Inc., Refunding Series 2016, 5.000%,
5/15/26, (ETM)
No Opt. Call 5,164
4,000 Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 5.000%, 6/01/42
- AGM Insured
6/33 at 100.00 4,389,275
825 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015B, 5.000%, 5/15/34
5/25 at 100.00 832,650
2,500 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 5.000%, 2/15/32
8/29 at 100.00 2,676,083
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2022A
:
3,600 (d) 5.000%, 11/15/33, (Pre-refunded 11/15/32) 11/32 at 100.00 4,087,412
3,785 (d) 5.000%, 11/15/34, (Pre-refunded 11/15/32) 11/32 at 100.00 4,297,460
3,975 (d) 5.000%, 11/15/35, (Pre-refunded 11/15/32) 11/32 at 100.00 4,513,185
4,460 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Financial Recovery Income Tax Local Project, Refunding
Series 2014F-1, 4.500%, 10/01/29
10/24 at 100.00 4,462,716
375 (c) Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46
7/27 at 100.00 301,327
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 851,616
3,075 Michigan State University, General Revenue Bonds, Series 2024A, 5.250%,
8/15/43
8/34 at 100.00 3,499,272
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 4,989,824
3,000 Wyoming Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/43 - AGM
Insured
5/33 at 100.00 3,261,046
TOTAL MICHIGAN 44,770,320

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA - 0.6%
$ 4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 $ 4,339,363
305 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
9/24 at 100.00 305,035
1,750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/37,
(AMT)
1/32 at 100.00 1,884,877
1,000 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2022M, 5.100%, 7/01/42
1/32 at 100.00 1,063,876
1,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project,  Series 2022A, 5.000%, 6/01/32
6/29 at 100.00 1,014,499
750 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2023, 5.500%, 12/01/38
12/29 at 102.00 792,519
TOTAL MINNESOTA 9,400,169
MISSISSIPPI - 1.3%
3,180 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center, Colony Park Teaching
Campus, Series 2023A, 5.000%, 6/01/42
6/33 at 100.00 3,454,503
5,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2023C, 4.550%, 12/01/43
6/32 at 100.00 5,049,183
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
4,000 5.000%, 9/01/41 9/26 at 100.00 4,044,550
8,500 5.000%, 9/01/46 9/26 at 100.00 8,561,209
TOTAL MISSISSIPPI 21,109,445
MISSOURI - 2.8%
2,500 (c) Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series 2017,
4.875%, 11/01/37
11/27 at 100.00 2,338,968
1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%, 5/01/52
5/32 at 100.00 2,148,963
4,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.500%, 5/01/42
5/32 at 100.00 4,424,363
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 2,899,187
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
9/24 at 100.00 9,698,930
650 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/28
2/26 at 100.00 662,601
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 2,468,569
2,200 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 2,571,115
10,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A, 5.250%, 7/01/49 - AGM Insured
7/34 at 100.00 11,083,590
253 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
9/24 at 100.00 103,730

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 510 (c) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 $ 513,520
1,060 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 1,065,837
2,340 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 4.875%, 6/15/36
6/33 at 100.00 2,379,895
600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 706,745
TOTAL MISSOURI 43,066,013
MONTANA - 1.2%
3,000 Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A,
4.450%, 12/01/43
12/32 at 100.00 3,010,345
1,220 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/31
2/27 at 100.00 1,254,831
5,000 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 5,125,877
8,720 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 9,532,142
TOTAL MONTANA 18,923,195
NEBRASKA - 1.0%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017
:
1,045 5.000%, 11/15/36 5/27 at 100.00 1,086,556
1,070 5.000%, 11/15/37 5/27 at 100.00 1,110,836
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 1,935,834
1,750 Douglas County Sanitary and Improvement District 608 North Streams,
Nebraska, General Obligation Bonds, Series 2022, 5.750%, 12/15/37
6/27 at 100.00 1,654,849
1,045 Douglas County Sanitary and Improvement District 608 North Streams,
Nebraska, General Obligation Bonds, Series 2023, 7.000%, 10/15/38
4/28 at 100.00 1,044,855
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29
7/25 at 100.00 526,372
2,500 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023G, 5.150%, 9/01/43
9/32 at 100.00 2,629,011
3,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024A, 4.500%, 9/01/44
3/33 at 100.00 3,003,768
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 2,953,864
TOTAL NEBRASKA 15,945,945
NEVADA - 1.6%
Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023
:
2,425 5.000%, 7/01/41 7/33 at 100.00 2,714,789
12,335 5.000%, 7/01/47 7/33 at 100.00 13,468,429
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 4,038,324

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEVADA (continued)
$ 2,000 Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax,
Refunding Series 2022A, 5.000%, 7/01/26, (AMT)
No Opt. Call $ 2,065,030
775 Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023, 5.000%, 3/01/38
3/33 at 100.00 789,736
600 Las Vegas Special Improvement District 613, Nevada, Local Improvement
Bonds, Sunstone Phases III and IV Series 2024, 5.500%, 12/01/53
12/34 at 100.00 606,405
870 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 4.250%, 12/01/24
No Opt. Call 870,853
TOTAL NEVADA 24,553,566
NEW HAMPSHIRE - 1.0%
670 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2017, 5.000%, 7/01/44
7/27 at 100.00 670,033
4,055 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/42
10/27 at 100.00 4,171,987
9,455 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, University System of New Hampshire, Series 2015, 5.000%,
7/01/40
7/25 at 100.00 9,516,979
1,350 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2023B, 4.450%, 7/01/43
7/32 at 100.00 1,354,095
TOTAL NEW HAMPSHIRE 15,713,094
NEW JERSEY - 2.2%
Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life Science
Exchange - H-1 Project Series 2023A
:
3,920 5.000%, 8/15/49 8/33 at 100.00 4,302,048
2,715 5.000%, 8/15/53 8/33 at 100.00 2,963,071
5,300 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/37
11/32 at 100.00 5,901,626
1,500 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
9/24 at 100.00 1,501,472
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017
:
1,800 5.000%, 10/01/24, (AMT) No Opt. Call 1,802,296
3,500 5.000%, 10/01/37, (AMT) 10/27 at 100.00 3,615,571
2,235 5.000%, 10/01/47, (AMT) 10/27 at 100.00 2,270,794
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017,
5.000%, 10/01/29
4/28 at 100.00 5,254,080
2,000 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 1,963,895
1,700 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.250%, 6/15/36
12/32 at 100.00 1,940,352
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 1,709,097
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 202,909
1,300 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 1,351,292
TOTAL NEW JERSEY 34,778,503

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW MEXICO - 0.1%
$ 1,980 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023D, 5.150%, 9/01/43
9/32 at 100.00 $ 2,109,919
TOTAL NEW MEXICO 2,109,919
NEW YORK - 7.8%
400 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/27
7/25 at 100.00 395,505
400 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 4.000%, 6/15/32
No Opt. Call 402,945
Build New York Resource Corporation Revenue Bonds, East Harlem
Scholars Academy Charter School Project, Series 2022 (Social Bonds)
:
400 (c) 5.000%, 6/01/32 6/30 at 100.00 422,952
1,250 (c) 5.750%, 6/01/42 6/30 at 100.00 1,333,919
1,335 Dormitory Authority of the State of New York, Columbia University
Revenue Bonds, Series 2020A, 5.000%, 10/01/50
No Opt. Call 1,582,649
Dormitory Authority of the State of New York, General Revenue Bonds,
Barnard College, Series 2022A
:
785 5.000%, 7/01/37 7/30 at 100.00 844,600
500 5.000%, 7/01/38 7/30 at 100.00 535,129
Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A
:
725 5.000%, 7/01/32 7/29 at 100.00 707,851
525 5.000%, 7/01/34 7/29 at 100.00 508,231
925 4.000%, 7/01/38 7/29 at 100.00 792,063
800 5.000%, 7/01/41 7/29 at 100.00 764,764
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/32
7/25 at 100.00 9,051,264
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 4,859,078
2,535 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/25
No Opt. Call 2,539,182
470 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call 485,124
300 (c) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29
6/27 at 100.00 298,142
1,575 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 1,830,817
580 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 694,161
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 1,016,275
1,975 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 1,990,802
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A
:
600 5.000%, 12/01/24 No Opt. Call 601,999
750 5.000%, 12/01/25 No Opt. Call 760,743
2,011 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
8/24 at 100.00 1,982,060

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 370 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 $ 373,888
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 3,087,285
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1, 5.000%,
11/01/39
11/34 at 100.00 2,290,027
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1, 5.250%, 11/01/36
11/32 at 100.00 2,885,526
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023D-1, 5.500%, 11/01/45
11/32 at 100.00 5,675,664
6,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023E-1, 5.000%, 11/01/40
5/33 at 100.00 6,715,258
4,035 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1, 5.000%, 5/01/44
5/33 at 100.00 4,450,283
7,090 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 7,097,104
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue,
Series 2005B
:
500 (d) 5.500%, 10/15/27, (ETM) No Opt. Call 536,248
1,000 (d) 5.500%, 4/15/35, (ETM) No Opt. Call 1,182,656
500 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.250%, 11/15/42 - AGM Insured
11/33 at 100.00 579,317
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024
:
1,785 5.250%, 6/30/43, (AMT) 6/33 at 100.00 1,916,242
2,600 5.500%, 6/30/54, (AMT) 6/33 at 100.00 2,776,035
1,980 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.500%, 6/30/44 - AGM Insured, (AMT)
6/31 at 100.00 2,145,766
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
8,500 5.000%, 12/01/31, (AMT) No Opt. Call 9,174,726
1,660 5.000%, 12/01/42, (AMT) 12/32 at 100.00 1,738,455
2,750 Niagara Frontier Transportation Authority, New York, Airport Revenue
Bonds, Buffalo International Airport, Series 2014A, 5.000%, 4/01/25,
(AMT)
9/24 at 100.00 2,751,097
7,390 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 7,402,202
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 4,140,230
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 821,335
7,625 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/52
11/32 at 100.00 8,349,896
7,165 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59
5/34 at 100.00 7,898,614

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 1,360 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 5.750%, 11/01/48 - AGM Insured
11/33 at 100.00 $ 1,524,295
915 Yonkers Industrial Development Agency, New York, School Facility
Revenue Bonds, New Community School Project Series 2022, 5.250%,
5/01/51
5/32 at 100.00 987,282
1,155 Yonkers, New York, General Obligation Bonds, Serial Series 2022F,
5.000%, 11/15/38 - BAM Insured
11/32 at 100.00 1,294,303
TOTAL NEW YORK 122,193,989
NORTH CAROLINA - 0.4%
1,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017B, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 1,022,046
1,090 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2023, 5.250%, 7/01/42 - AGM Insured,
(AMT)
7/33 at 100.00 1,193,204
1,300 Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.250%, 7/01/39 - AGM Insured,
(AMT)
7/32 at 100.00 1,429,770
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
430 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 472,588
620 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 675,685
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019
:
1,500 5.000%, 1/01/44 1/30 at 100.00 1,572,607
500 5.000%, 1/01/49 1/30 at 100.00 519,422
TOTAL NORTH CAROLINA 6,885,322
NORTH DAKOTA - 0.7%
2,580 North Dakota Board of Higher Education, Housing and Auxiliary Facilities
Revenue Bonds, Bismarck State College, Series 2024, 5.000%, 5/01/49 -
AGM Insured, (WI/DD)
5/33 at 100.00 2,752,719
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D, 4.500%, 7/01/43
7/32 at 100.00 1,006,291
5,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024C, 4.650%, 7/01/44
7/33 at 100.00 5,064,535
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 1,494,046
TOTAL NORTH DAKOTA 10,317,591
OHIO - 1.7%
925 Beachwood City School District, Cuyahoga County, Ohio, General
Obligation Bonds,  School Improvement Series 2023, 4.125%, 12/01/60
6/30 at 100.00 897,578
1,315 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 1,415,642
3,700 (c) Columbus-Franklin County Finance Authority, Ohio, Revenue Bonds,
Bridge Park G Block Project, Public Infrastructure Series 2022, 5.000%,
12/01/53
12/29 at 100.00 3,711,242
1,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022, 5.500%,
12/01/42
12/30 at 100.00 1,110,133
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 2,023,360

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 420 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
9/24 at 100.00 $ 420,027
5,000 New Albany Plain Local Joint Park District, Franklin and Licking Counties,
Ohio, General Obligation Bonds, Park Facilities Series 2023, 5.500%,
12/01/48 - BAM Insured
12/32 at 100.00 5,553,549
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 1,120,289
1,730 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical Center
of Akron, Series 2024A, 5.250%, 8/14/48
8/34 at 100.00 1,914,544
1,700 Summit County Development Finance Authority, Ohio, Parking System
Revenue Bonds, University of Akron Parking Project Series 2023, 5.500%,
12/01/43
12/33 at 100.00 1,856,732
5,000 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 5,459,415
635 West Holmes Local School District, Ohio, Certificates of Participation,
Series 2023, 5.250%, 12/01/44 - BAM Insured
12/31 at 100.00 693,604
TOTAL OHIO 26,176,115
OKLAHOMA - 0.5%
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
2,145 5.000%, 10/01/33 10/32 at 100.00 2,318,092
1,925 5.000%, 10/01/35 10/32 at 100.00 2,078,190
2,000 Grand River Dam Authority, Oklahoma, Revenue Bonds, Refunding Series
2024A, 5.000%, 6/01/42
6/34 at 100.00 2,242,762
750 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 795,004
TOTAL OKLAHOMA 7,434,048
OREGON - 0.7%
Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024
:
1,625 5.250%, 8/01/41 2/34 at 100.00 1,787,944
1,635 5.250%, 8/01/42 2/34 at 100.00 1,792,800
1,375 5.250%, 8/01/43 2/34 at 100.00 1,500,659
525 (f) Oregon Coast Community College District, Lincoln County, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2024,
0.000%, 6/15/43, (WI/DD)
6/34 at 100.00 544,711
Oregon Facilities Authority Charter School Revenue Bonds, Oregon,
Portland Village School Project, Series 2024
:
1,600 (c) 6.500%, 12/15/44 12/34 at 100.00 1,619,088
1,300 (c) 6.750%, 12/15/54 12/34 at 100.00 1,308,036
West Linn, Oregon, General Obligation Bonds, Series 2023
:
1,530 4.000%, 6/01/41 6/32 at 100.00 1,548,625
1,465 4.000%, 6/01/43 6/32 at 100.00 1,469,978
TOTAL OREGON 11,571,841
PENNSYLVANIA - 2.1%
100 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33
5/28 at 100.00 102,009
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 50 5.000%, 11/01/37 11/27 at 100.00 $ 32,000
160 4.000%, 11/01/47 11/27 at 100.00 102,400
Cumberland Valley School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2023A
:
1,000 5.000%, 11/15/44 - AGM Insured 11/32 at 100.00 1,094,016
1,420 5.000%, 11/15/47 - AGM Insured 11/32 at 100.00 1,530,684
1,000 Hatboro-Horsham School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.250%, 9/15/47
9/31 at 100.00 1,090,188
3,500 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/30
9/28 at 100.00 3,677,546
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
6,000 5.000%, 6/30/33, (AMT) 12/32 at 100.00 6,424,163
4,500 5.250%, 6/30/35, (AMT) 12/32 at 100.00 4,908,607
1,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 959,393
2,500 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 2,509,039
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-143A, 4.800%, 4/01/35
4/33 at 100.00 1,060,928
3,000 Pennsylvania State, General Obligation Bonds, First Series 2023, 4.000%,
9/01/42
9/33 at 100.00 3,017,098
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/47
12/32 at 100.00 2,745,123
1,845 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%,
9/01/36
3/27 at 100.00 1,896,304
1,215 South Western School District of York County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.250%, 2/15/50
2/31 at 100.00 1,301,334
TOTAL PENNSYLVANIA 32,450,832
SOUTH CAROLINA - 1.6%
1,150 Aiken Water & Sewer System, South Carolina, Revenue Bonds, Series
2024A, 4.000%, 8/01/49
8/33 at 100.00 1,132,083
750 Horry County, South Carolina, Limited Obligation Bonds, Hospitality Fee &
Local Accommodations Fee Pledge, Series 2022, 5.000%, 9/01/39
9/32 at 100.00 844,396
3,000 South Carolina Housing Finance and Development Authority, Multifamily
Housing Revenue Bonds, Edgewood Place Apartments Series 2023A,
4.800%, 7/01/45
No Opt. Call 3,082,605
180 (c),(d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A, 7.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 181,529
South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, Novant Health Group, Series 2024A
:
5,000 5.500%, 11/01/45 5/34 at 100.00 5,707,894
4,000 5.500%, 11/01/46 5/34 at 100.00 4,548,994
3,265 5.500%, 11/01/50 5/34 at 100.00 3,677,671
3,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/49
6/32 at 100.00 3,317,933

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SOUTH CAROLINA (continued)
$ 870 South Island Public Service District, South Carolina, Waterworks and
Sewer System Revenue Bonds, Improvement Series 2022, 5.250%,
4/01/42
4/32 at 100.00 $ 965,518
1,325 Spartanburg County School District 4, South Carolina, General Obligation
Bonds, Series 2022A, 5.000%, 3/01/47
3/32 at 100.00 1,439,209
TOTAL SOUTH CAROLINA 24,897,832
SOUTH DAKOTA - 0.7%
1,555 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 1,693,364
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 2,192,790
8,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017, 4.000%, 7/01/42
7/27 at 100.00 7,728,298
TOTAL SOUTH DAKOTA 11,614,452
TENNESSEE - 0.6%
2,050 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49
8/29 at 100.00 2,119,500
1,400 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/27
No Opt. Call 1,439,078
Knox County Health, Educational, and Housing Facilities Board, Revenue
Bonds, Provident Group - UTK Properties LLC - University of Tennessee
Project, Student Housing Series 2024A-1
:
685 5.000%, 7/01/43 - BAM Insured 7/33 at 100.00 738,596
665 5.000%, 7/01/44 - BAM Insured 7/33 at 100.00 714,617
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022A
:
1,100 5.250%, 7/01/34, (AMT) 7/32 at 100.00 1,220,629
1,300 5.500%, 7/01/37, (AMT) 7/32 at 100.00 1,474,165
2,160 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2022A, 5.000%, 11/01/47
11/32 at 100.00 2,348,652
TOTAL TENNESSEE 10,055,237
TEXAS - 6.4%
500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2024A, 5.000%,
8/15/49
8/27 at 100.00 501,242
685 (c) Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.000%, 2/15/42
2/30 at 100.00 684,978
645 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 5.000%, 12/01/51
12/26 at 100.00 645,297
500 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 8/01/48
2/33 at 100.00 484,789
4,300 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2024, 5.250%, 8/01/49
8/34 at 100.00 4,818,432
4,300 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023, 5.000%, 11/15/42
5/33 at 100.00 4,754,049
360 (d) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 366,715

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 550 (c) City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 5.250%, 9/15/42
9/32 at 100.00 $ 545,133
3,000 Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023, 5.000%, 2/15/40
2/33 at 100.00 3,340,255
3,740 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 3,578,234
3,055 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/40
11/32 at 100.00 3,391,864
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021B
:
70 (d) 5.000%, 9/01/24, (ETM) No Opt. Call 70,090
75 (d) 5.000%, 9/01/25, (ETM) No Opt. Call 76,364
276 (d) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021C, 4.000%, 9/01/44, (Pre-refunded 9/01/31)
9/31 at 100.00 291,365
Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2024A
:
650 5.500%, 8/01/40, (AMT), (WI/DD) 8/33 at 100.00 715,512
600 5.500%, 8/01/41, (AMT), (WI/DD) 8/33 at 100.00 656,684
Hackberry, Texas, Combination Special Assessment and Contract Revenue
Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017
:
1,230 4.500%, 9/01/32 9/27 at 100.00 1,215,147
955 4.500%, 9/01/32 9/27 at 100.00 943,468
5,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 5.000%, 7/01/52
7/32 at 100.00 5,251,560
1,250 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement,  Sustainability Green Series 2022A, 5.250%,
10/01/40
10/32 at 100.00 1,412,595
2,255 Highland Park Independent School District, Potter County, Texas, General
Obligation Bonds, School Building Series 2023, 5.250%, 2/15/41
2/33 at 100.00 2,552,955
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/41 - AGM Insured, (AMT)
7/33 at 100.00 5,495,203
1,200 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/41
8/32 at 100.00 1,334,931
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 1,410,159
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/29, (AMT)
No Opt. Call 1,597,946
1,500 (c) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
8/24 at 103.00 1,498,553
1,060 Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds,
Senior Lien Series 2018, 5.000%, 9/15/31
9/25 at 100.00 1,073,355
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton,
LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%,
7/01/38 - AGM Insured
7/27 at 100.00 603,752
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
750 (e) 5.000%, 7/01/30 7/25 at 100.00 729,375
1,500 (e) 5.000%, 7/01/33 No Opt. Call 1,268,996

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,270 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
9/24 at 100.00 $ 1,267,086
165 (d) Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 6.750%,
11/15/24, (ETM)
No Opt. Call 166,557
5,455 San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding
Series 2017, 5.000%, 2/01/42
2/27 at 100.00 5,618,154
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.500%, 11/15/47
11/32 at 100.00 2,423,907
3,850 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A, 6.625%, 11/15/37
5/27 at 100.00 4,038,180
6,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/47
8/26 at 100.00 6,094,897
2,250 Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 5.250%, 8/15/40
8/32 at 100.00 2,479,803
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2022B
:
5,000 5.250%, 9/01/52 3/32 at 100.00 5,226,101
5,820 6.000%, 3/01/53 3/32 at 104.76 6,330,640
2,700 Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023, 5.250%, 12/31/36, (AMT)
6/28 at 103.00 2,925,327
2,450 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A, 4.000%, 12/31/32
12/30 at 100.00 2,496,702
500 Texas Public Finance Authority, Revenue Bonds, Texas Southern University
Financing System Series 2023, 5.250%, 5/01/38 - BAM Insured
5/33 at 100.00 545,573
2,000 Texas State Technical College System, Financing System Revenue Bonds,
Improvement Series 2022A, 6.000%, 8/01/54 - AGM Insured
8/32 at 100.00 2,280,915
3,150 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/42
11/24 at 100.00 3,164,527
400 (c) Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.250%, 9/15/42
9/32 at 100.00 396,002
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 1,656,930
1,240 Viridian Municipal Management District, Texas, Revenue Bonds, Road
Improvement Series 2023, 5.000%, 12/01/38 - AGM Insured
12/29 at 100.00 1,311,442
TOTAL TEXAS 99,731,741
UTAH - 3.8%
265 (c) Black Desert Public Infrastructure District, Washington County, Utah,
Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024,
5.625%, 12/01/53
6/29 at 103.00 273,992
355 (c) Firefly Public Infrastructure District 1, Utah, Limited Tax General Obligation
Bonds, Series 2024A-1, 5.625%, 12/01/43
6/29 at 103.00 367,673
5,995 Herber Light and Power Company, Utah, Electric Revenue Bonds, Series
2023, 5.000%, 12/15/47 - BAM Insured
12/32 at 100.00 6,385,286

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH (continued)
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
$ 4,000 5.000%, 7/01/39 7/31 at 100.00 $ 4,431,947
5,000 5.000%, 7/01/40 7/31 at 100.00 5,507,100
5,925 Jordan Valley Water Conservancy District, Utah, Water Revenue Bonds,
Series 2024A, 5.000%, 10/01/54
10/31 at 100.00 6,326,309
1,275 (c) Jordanelle Ridge Public Infrastructure District 2, Utah, General Obligation
Bonds, Limited Tax Series 2023A, 7.750%, 3/01/54
12/28 at 103.00 1,296,793
Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series 2022
:
4,490 5.250%, 6/15/47 6/32 at 100.00 4,828,003
4,060 5.500%, 6/15/49 6/32 at 100.00 4,425,186
1,955 (c) MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51
12/26 at 103.00 1,556,764
1,375 Ogden City Municipal Building Authority, Utah, Lease Revenue Bonds,
Series 2023A, 5.000%, 1/15/48
1/33 at 100.00 1,472,491
1,875 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 1,927,503
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 2,089,606
1,715 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT)
7/33 at 100.00 1,854,354
5,000 University of Utah, General Revenue Bonds, Green Series 2022B, 5.000%,
8/01/41
8/32 at 100.00 5,566,183
145 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 117,683
1,190 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.500%,
6/01/40
6/32 at 100.00 1,345,926
8,820 Wasatch County School District Local Building Authority, Utah, Lease
Revenue Bonds, Board of Education Series 2022, 5.500%, 6/01/47
6/32 at 100.00 9,709,448
TOTAL UTAH 59,482,247
VERMONT - 1.0%
12,000 University of Vermont and State Agricultural College, General Obligation
Bonds, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 12,186,988
Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, University of Vermont Medical Center Project, Green Series 2016B
:
1,270 5.000%, 12/01/37 6/26 at 100.00 1,291,450
1,500 5.000%, 12/01/38 6/26 at 100.00 1,522,484
TOTAL VERMONT 15,000,922
VIRGIN ISLANDS - 0.1%
1,540 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 1,631,346
TOTAL VIRGIN ISLANDS 1,631,346
VIRGINIA - 2.2%
8,350 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/46
7/26 at 100.00 8,423,792
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding Series
2014, 5.000%, 6/15/33
8/24 at 100.00 1,400,495

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA (continued)
$ 3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 $ 2,868,485
James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A
:
415 6.750%, 12/01/53 12/30 at 103.00 456,864
350 6.875%, 12/01/58 12/30 at 103.00 386,435
5,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 4,786,550
2,200 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 6.500%, 9/01/43
9/30 at 103.00 2,503,685
5,875 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2024A, 4.000%,
2/01/40
2/34 at 100.00 6,005,107
815 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call 995,168
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 1,779,313
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
500 5.000%, 1/01/38, (AMT) 1/32 at 100.00 528,908
300 5.000%, 6/30/38, (AMT) 12/32 at 100.00 323,985
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022
:
1,365 4.000%, 1/01/31, (AMT) No Opt. Call 1,360,975
1,300 4.000%, 1/01/32, (AMT) No Opt. Call 1,294,838
650 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC -
William and Mary Project Series 2023A, 5.250%, 7/01/53 - AGM Insured
7/33 at 100.00 709,590
TOTAL VIRGINIA 33,824,190
WASHINGTON - 3.0%
2,500 Grant County Public Hospital District 2, Washington, General Obligation
Bonds, Quincy Valley Medical Center, Series 2023, 5.000%, 12/01/38
12/32 at 100.00 2,599,055
5,000 Jefferson County Public Hospital District 2, Washington, Hospital Revenue
Bonds, Refunding Series 2023A, 6.875%, 12/01/53
12/30 at 103.00 5,067,628
King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax Series 2024
:
1,930 5.000%, 12/01/42 12/33 at 100.00 2,080,698
2,765 5.250%, 12/01/45 12/33 at 100.00 3,012,621
10,270 King County, Washington, Sewer Revenue Bonds, Refunding Series
2016A, 4.000%, 7/01/40
1/26 at 100.00 10,213,114
4,000 Kitsap County School District 100C Bremerton, Washington, General
Obligation Bonds, Series 2024, 5.250%, 12/01/47
6/34 at 100.00 4,466,337
700 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Regional Health, Series 2024, 5.500%, 12/01/41
12/33 at 100.00 759,909
3,855 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015, 5.000%,
7/01/39
7/25 at 100.00 3,865,336
9,885 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015B, 5.000%, 10/01/38
4/25 at 100.00 9,953,828

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WASHINGTON (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
$ 675 5.000%, 8/15/25 No Opt. Call $ 681,879
1,300 5.000%, 8/15/29 8/27 at 100.00 1,333,467
700 4.000%, 8/15/42 8/27 at 100.00 619,122
2,550 (c),(d) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/50,
(Pre-refunded 7/01/25)
7/25 at 100.00 2,624,809
TOTAL WASHINGTON 47,277,803
WEST VIRGINIA - 0.3%
3,250 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/43
1/29 at 100.00 3,301,311
1,250 West Virginia Water Development Authority, Infrastructure Excess Lottery
Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A,
5.000%, 7/01/34
9/24 at 100.00 1,251,102
TOTAL WEST VIRGINIA 4,552,413
WISCONSIN - 1.3%
1,000 Public Finance Authority of Wisconsin, Project Revenue Bonds, CFP3 -
Eastern Michigan University Student Housing Project, Series 2022A-1,
5.250%, 7/01/36 - BAM Insured
7/32 at 100.00 1,121,755
1,775 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38
6/26 at 100.00 1,786,747
7,315 (c) Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A, 5.000%,
6/01/41
6/29 at 103.00 7,421,687
1,875 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022A, 5.500%, 12/01/52
12/32 at 100.00 2,052,658
1,935 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%, 12/01/48
12/32 at 100.00 2,042,811
1,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 1,501,869
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 2,438,366
1,415 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Series 2024A, 5.250%,
8/15/39
8/34 at 100.00 1,510,548
TOTAL WISCONSIN 19,876,441
WYOMING - 0.3%
3,195 University of Wyoming, Facilities Revenue Bonds, Series 2021C, 4.000%,
6/01/51 - AGM Insured
6/31 at 100.00 3,080,430
1,000 (d) Wyoming Municipal Power Agency, Power Supply System Revenue Bonds,
Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded 1/01/27) - BAM
Insured
1/27 at 100.00 1,050,581
TOTAL WYOMING 4,131,011
TOTAL MUNICIPAL BONDS
(cost $1,506,574,726) 1,526,013,970
TOTAL LONG-TERM INVESTMENTS
(cost $1,506,574,726) 1,526,013,970

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.7%
X –
MUNICIPAL BONDS - 0 .7 % X 11,385,000
COLORADO - 0.1%
$ 1,395 (g) Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable
Rate Demand Subordinate Lien Improvement Series 2006B, 3.560%,
11/01/36
8/24 at 100.00 $ 1,395,000
TOTAL COLORADO 1,395,000
INDIANA - 0.3%
5,000 (g) Purdue University, Indiana, University Revenue Bonds, Student Facility
System Series 2004A, 3.500%, 7/01/33
8/24 at 100.00 5,000,000
TOTAL INDIANA 5,000,000
NEW YORK - 0.1%
1,325 (g) Battery Park City Authority, New York, Revenue Bonds, Adjustable Rate
Junior Series 2019D-2, 3.600%, 11/01/38
8/24 at 100.00 1,325,000
TOTAL NEW YORK 1,325,000
WASHINGTON - 0.2%
3,665 (g) King County, Washington, General Obligation Bonds, Payable from Sewer
Revenues, Refunding Multi-Modal Limited Tax Series 2019A, 3.950%,
1/01/46
8/24 at 100.00 3,665,000
TOTAL WASHINGTON 3,665,000
TOTAL MUNICIPAL BONDS
(cost $11,385,000) 11,385,000
TOTAL SHORT-TERM INVESTMENTS
(cost $11,385,000) 11,385,000
TOTAL INVESTMENTS (cost $ 1,517,959,726 ) - 98 .2% 1,537,398,970
OTHER ASSETS & LIABILITIES, NET -  1.8% 28,152,517
NET ASSETS - 100% $ 1,565,551,487
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $109,812,685 or 7.1% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Core Impact Bond Managed Accounts
Portfolio
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.7%
X –
CORPORATE BONDS - 52 .8 % X 4,680,488
AUTOMOBILES & COMPONENTS - 0.9%
$ 100 Ford Motor Co 3.250% 2/12/32 $ 83,943
TOTAL AUTOMOBILES & COMPONENTS 83,943
BANKS - 3.3%
300 European Investment Bank 3.750% 2/14/33 291,681
TOTAL BANKS 291,681
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
250 Rockefeller Foundation/The 2.492% 10/01/50 160,243
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 160,243
CONSUMER SERVICES - 2.9%
100 Massachusetts Higher Education Assistance Corp 2.673% 7/01/31 84,666
200 Starbucks Corp 4.450% 8/15/49 168,038
TOTAL CONSUMER SERVICES 252,704
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
225 (b) Alimentation Couche-Tard Inc 3.625% 5/13/51 166,010
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 166,010
ENERGY - 0.8%
100 TotalEnergies Capital International SA 3.127% 5/29/50 69,701
TOTAL ENERGY 69,701
FINANCIAL SERVICES - 11.4%
200 (b) HA Sustainable Infrastructure Capital Inc 6.375% 7/01/34 198,268
125 (b) HAT Holdings I LLC / HAT Holdings II LLC 3.750% 9/15/30 109,716
100 Kreditanstalt fuer Wiederaufbau 4.375% 2/28/34 101,991
45 Low Income Investment Fund 3.386% 7/01/26 43,298
50 NHP Foundation/The 6.000% 12/01/33 53,116
250 (b) WLB Asset II B Pte Ltd 3.950% 12/10/24 238,598
250 (b) WLB Asset VI Pte Ltd 7.250% 12/21/27 262,350
TOTAL FINANCIAL SERVICES 1,007,337
FOOD, BEVERAGE & TOBACCO - 1.9%
250 PepsiCo Inc 2.875% 10/15/49 172,297
TOTAL FOOD, BEVERAGE & TOBACCO 172,297
MATERIALS - 4.0%
350 Air Products and Chemicals Inc 4.800% 3/03/33 352,175
TOTAL MATERIALS 352,175
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
250 NXP BV / NXP Funding LLC / NXP USA Inc 3.400% 5/01/30 231,567
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 231,567
TELECOMMUNICATION SERVICES - 2.0%
250 Verizon Communications Inc 2.850% 9/03/41 179,940
TOTAL TELECOMMUNICATION SERVICES 179,940

Principal
Amount (000)   Description (a) Coupon Maturity Value
UTILITIES - 19.3%
$ 200 Duke Energy Progress LLC 4.000% 4/01/52 $ 157,004
250 MidAmerican Energy Co 3.150% 4/15/50 173,095
250 PG&E Recovery Funding LLC , (WI/DD) 5.231% 6/01/42 255,132
100 Public Service Co of Oklahoma 2.200% 8/15/31 82,972
100 Public Service Electric and Gas Co 5.125% 3/15/53 97,048
150 (b) RWE Finance US LLC 5.875% 4/16/34 154,456
200 Southern California Edison Co 3.650% 6/01/51 145,934
200 Southwestern Electric Power Co 3.250% 11/01/51 131,029
150 Southwestern Public Service Co 3.150% 5/01/50 98,822
189 (b) Sweihan PV Power Co PJSC2022 1 3.625% 1/31/49 152,748
122 (b) Topaz Solar Farms LLC 5.750% 9/30/39 118,905
172 (b) UEP Penonome II SA2020 1 6.500% 10/01/38 145,745
TOTAL UTILITIES 1,712,890
TOTAL CORPORATE BONDS
(cost $5,381,356) 4,680,488
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
MORTGAGE-BACKED SECURITIES - 17.1% X 1,519,141
$ 1 Banc of America Mortgage 2004-K Trust, 2004 K 5.178% 12/25/34 $ 1,159
125 (b),(c) BFLD Trust 2020-EYP, (TSFR1M reference rate + 2.214%
spread), 2020 EYP
7.543% 10/15/35 23,650
200 (b) Century Plaza Towers 2019-CPT, 2019 CPT 2.997% 11/13/39 145,638
100 (b) DBUBS 2017-BRBK Mortgage Trust, 2017 BRBK 3.452% 10/10/34 96,912
6 Fannie Mae Pool, FN MA4518 3.000% 1/01/37 5,975
6 Fannie Mae Pool, FN MA4709 5.000% 7/01/52 5,842
9 Fannie Mae Pool, FN FS0522 2.500% 2/01/52 7,802
4 Fannie Mae Pool, FN CA6414 3.000% 7/01/50 3,470
21 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 21,231
2 Fannie Mae Pool, FN BU8837 5.000% 5/01/52 2,428
2 Fannie Mae Pool, FN BT0267 3.000% 9/01/51 2,125
46 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 43,040
2 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 1,482
1 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 872
1 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 849
35 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 34,179
6 Freddie Mac Gold Pool, FG G08760 3.000% 4/01/47 5,710
132 Freddie Mac Multifamily Structured Pass Through
Certificates, 2020 Q014
1.555% 1/25/36 107,816
5 Freddie Mac Pool, FR SD8220 3.000% 6/01/52 3,918
4 Freddie Mac Pool, FR QD1349 3.500% 11/01/51 3,766
1 Freddie Mac Pool, FR SD2609 3.500% 12/01/52 842
2 Ginnie Mae II Pool, G2 BY0340 3.500% 8/20/50 1,549
3 Ginnie Mae II Pool, G2 BY0339 3.500% 8/20/50 2,318
3 Ginnie Mae II Pool, G2 BX3681 3.000% 8/20/50 2,429
3 Ginnie Mae II Pool, G2 BY0338 3.500% 8/20/50 2,569
4 Ginnie Mae II Pool, G2 BX3679 3.000% 8/20/50 3,966
1 Ginnie Mae II Pool, G2 BY0330 3.000% 10/20/50 464
5 Ginnie Mae II Pool, G2 MA8646 4.500% 2/20/53 4,482
51 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 46,766
49 Ginnie Mae II Pool, G2 MA8267, 2022 A 4.000% 9/20/52 46,698
26 Ginnie Mae II Pool, G2 MA8269 5.000% 9/20/52 26,005
4 Ginnie Mae II Pool, G2 MA8648 5.500% 2/20/53 4,435
28 Ginnie Mae II Pool, G2 MA9101 3.000% 8/20/53 24,932
27 Ginnie Mae II Pool, G2 MA8268 4.500% 9/20/52 26,003
23 Ginnie Mae II Pool, G2 MA8489 4.500% 12/20/52 22,261
18 Ginnie Mae II Pool, G2 BY0325 2.500% 10/20/50 15,553
9 Ginnie Mae II Pool, G2 MA8647 5.000% 2/20/53 9,070
1 Ginnie Mae II Pool, G2 BY0331 3.000% 10/20/50 813
5 Ginnie Mae II Pool, G2 BX3680 3.000% 8/20/50 4,595

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 29 Ginnie Mae II Pool, G2 MA7589, 2021 A 2.500% 9/20/51 $ 24,583
235 (b) Hudson Yards 2019-30HY Mortgage Trust, 2019 30HY 3.228% 7/10/39 212,895
212 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 1.579% spread), 2019 MILE
5.915% 7/15/36 198,679
150 (b) One Market Plaza Trust 2017-1MKT, 2017 1MKT 3.845% 2/10/32 130,930
200 (b) VNDO Trust 2016-350P, 2016 350P 3.903% 1/10/35 188,440
TOTAL MORTGAGE-BACKED SECURITIES
(cost $1,818,510) 1,519,141
Principal
Amount (000) Description (a)
Optional Call
Provisions (d) Value
X –
MUNICIPAL BONDS - 9 .9 % X 875,217
ALASKA - 1.8%
$ 150 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association Project,
Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 $ 158,292
TOTAL ALASKA 158,292
CALIFORNIA - 4.5%
250 San Francisco City & County Public Utilities Commission Wastewater
Revenue, 4.655%, 10/01/27
9/27 at 100.00 251,328
200 San Francisco City and County, California, Series 2021, 2.684%, 6/15/40 6/31 at 100.00 152,039
TOTAL CALIFORNIA 403,367
ILLINOIS - 0.6%
50 Village of Deerfield, Illinois, Series 2011, 4.000%, 12/01/28 9/24 at 100.00 49,240
TOTAL ILLINOIS 49,240
MASSACHUSETTS - 1.8%
170 Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28 No Opt. Call 156,223
TOTAL MASSACHUSETTS 156,223
OHIO - 1.2%
100 American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010E, 6.270%, 2/15/50
No Opt. Call 108,095
TOTAL OHIO 108,095
TOTAL MUNICIPAL BONDS
(cost $826,615) 875,217
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED SECURITIES - 7.6% X 673,453
71 (b) GoodLeap Sustainable Home Solutions Trust 2021-3, 2021
3CS
2.100% 5/20/48 $ 56,617
122 (b) GoodLeap Sustainable Home Solutions Trust 2021-4, 2021
4GS
2.360% 7/20/48 92,828
134 (b) Loanpal Solar Loan 2021-2 Ltd, 2021 2GS 2.220% 3/20/48 106,345
114 (b) Mosaic Solar Loan Trust 2020-2, 2020 2A 1.440% 8/20/46 97,272
132 (b) Mosaic Solar Loan Trust 2021-3, 2021 3A 1.920% 6/20/52 98,643
46 (b) Vivint Solar Financing V LLC, 2018 1A 7.370% 4/30/48 42,850
206 (b) Vivint Solar Financing VII LLC, 2020 1A 2.210% 7/31/51 178,898
TOTAL ASSET-BACKED SECURITIES
(cost $821,618) 673,453

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 7 .2 % X 636,830
CANADA - 2.7%
$ 250 (b) OMERS Finance Trust 3.500% 4/19/32 $ 234,204
TOTAL CANADA 234,204
NETHERLANDS - 2.2%
200 (b) Nederlandse Waterschapsbank NV 4.000% 6/01/28 198,567
TOTAL NETHERLANDS 198,567
SWEDEN - 2.3%
200 (b) Kommuninvest I Sverige AB 4.625% 9/29/28 204,059
TOTAL SWEDEN 204,059
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(cost $631,952) 636,830
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 3 .3 % X 295,675
BANKS - 2.2%
$ 200 African Development Bank 5.750% N/A (e) $ 195,100
TOTAL BANKS 195,100
UTILITIES - 1.1%
100 (b) Vistra Corp 7.000% N/A (e) 100,575
TOTAL UTILITIES 100,575
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $282,003) 295,675
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 1 .8 % X 154,419
DOMINICAN REPUBLIC - 1.8%
$ 150 (b) Dominican Republic International Bond 6.600% 6/01/36 $ 154,419
TOTAL DOMINICAN REPUBLIC 154,419
TOTAL SOVEREIGN DEBT
(cost $148,798) 154,419
TOTAL LONG-TERM INVESTMENTS
(cost $9,910,852) 8,835,223
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.9%
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2 .9 % X 261,000
$ 261 Federal Home Loan Bank Discount Notes 0.000% 8/01/24 $ 261,000
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(cost $261,038) 261,000
TOTAL SHORT-TERM INVESTMENTS
(cost $261,038) 261,000
TOTAL INVESTMENTS (cost $ 10,171,890 ) - 102 .6% 9,096,223
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (231,853)
NET ASSETS - 100% $ 8,864,370

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,109,217 or 45.2% of Total Investments.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(e) Perpetual security. Maturity date is not applicable.
TSFR
1M CME Term SOFR 1 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Emerging Markets Debt Managed
Accounts Portfolio
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.8%
X 14,016,863
SOVEREIGN DEBT - 50.0% X 14,016,863
ANGOLA - 1.0%
$ 300 (b) Angolan Government International Bond 8.750% 4/14/32 $ 268,140
TOTAL ANGOLA 268,140
BERMUDA - 0.9%
300 (b) Bermuda Government International Bond 2.375% 8/20/30 254,460
TOTAL BERMUDA 254,460
BRAZIL - 0.7%
200 Brazilian Government International Bond 7.125% 5/13/54 197,025
TOTAL BRAZIL 197,025
CHILE - 1.6%
550 Chile Government International Bond 2.550% 7/27/33 452,788
TOTAL CHILE 452,788
COLOMBIA - 1.5%
200 Colombia Government International Bond 8.000% 4/20/33 209,853
200 Colombia Government International Bond 8.750% 11/14/53 212,188
TOTAL COLOMBIA 422,041
COTE D'IVOIRE - 0.7%
200 (b) Ivory Coast Government International Bond 8.250% 1/30/37 193,410
TOTAL COTE D'IVOIRE 193,410
DOMINICAN REPUBLIC - 1.6%
150 (b) Dominican Republic International Bond 7.050% 2/03/31 157,528
300 (b) Dominican Republic International Bond 5.500% 2/22/29 294,313
TOTAL DOMINICAN
REPUBLIC
451,841
EGYPT - 0.8%
250 (b) Egypt Government International Bond 7.600% 3/01/29 233,045
TOTAL EGYPT 233,045
HUNGARY - 2.2%
200 (b) Hungary Government International Bond 5.250% 6/16/29 199,189
200 (b) Hungary Government International Bond 6.250% 9/22/32 209,250
200 (b) Magyar Export-Import Bank Zrt 6.125% 12/04/27 201,438
TOTAL HUNGARY 609,877
INDIA - 0.7%
200 (b) Export-Import Bank of India 3.250% 1/15/30 183,098
TOTAL INDIA 183,098
INDONESIA - 2.4%
350 Indonesia Government International Bond 3.500% 1/11/28 334,685
350 Indonesia Government International Bond 4.650% 9/20/32 343,292
TOTAL INDONESIA 677,977
ISRAEL - 0.7%
200 Israel Government International Bond 5.750% 3/12/54 185,000
TOTAL ISRAEL 185,000
KENYA - 0.7%
225 (b) Republic of Kenya Government International Bond 8.000% 5/22/32 194,405
TOTAL KENYA 194,405

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
MEXICO - 4.3%
$ 200 Mexico Government International Bond 6.338% 5/04/53 $ 191,646
250 Mexico Government International Bond 4.280% 8/14/41 198,179
250 Mexico Government International Bond 6.400% 5/07/54 241,971
700 Mexico Government International Bond 3.500% 2/12/34 580,701
TOTAL MEXICO 1,212,497
NIGERIA - 0.9%
300 (b) Nigeria Government International Bond 7.375% 9/28/33 245,250
TOTAL NIGERIA 245,250
OMAN - 0.7%
200 (b),(c) Oman Government International Bond 6.500% 3/08/47 203,203
TOTAL OMAN 203,203
PANAMA - 2.7%
700 Panama Government International Bond 3.298% 1/19/33 557,773
200 Panama Government International Bond 6.853% 3/28/54 189,187
TOTAL PANAMA 746,960
PARAGUAY - 0.7%
200 (b) Paraguay Government International Bond 6.000% 2/09/36 204,957
TOTAL PARAGUAY 204,957
PERU - 3.6%
250 (b) Fondo MIVIVIENDA SA 4.625% 4/12/27 245,090
875 Peruvian Government International Bond 2.783% 1/23/31 757,551
TOTAL PERU 1,002,641
PHILIPPINES - 2.0%
675 Philippine Government International Bond 1.950% 1/06/32 552,562
TOTAL PHILIPPINES 552,562
POLAND - 3.2%
400 (b) Bank Gospodarstwa Krajowego 5.375% 5/22/33 402,764
200 Republic of Poland Government International Bond 5.500% 11/16/27 205,783
75 Republic of Poland Government International Bond 5.500% 3/18/54 73,956
75 Republic of Poland Government International Bond 5.125% 9/18/34 75,244
140 Republic of Poland Government International Bond 5.500% 4/04/53 138,416
TOTAL POLAND 896,163
QATAR - 1.1%
310 (b) Qatar Government International Bond 5.103% 4/23/48 305,824
TOTAL QATAR 305,824
REPUBLIC OF SERBIA - 0.7%
250 (b) Serbia International Bond 2.125% 12/01/30 203,125
TOTAL REPUBLIC OF SERBIA 203,125
ROMANIA - 2.7%
270 (b) Romanian Government International Bond 4.000% 2/14/51 189,864
200 (b) Romanian Government International Bond 7.125% 1/17/33 214,200
250 (b) Romanian Government International Bond 6.375% 1/30/34 254,975
102 (b) Romanian Government International Bond 5.875% 1/30/29 102,867
TOTAL ROMANIA 761,906
SAUDI ARABIA - 4.1%
200 (b) Saudi Government International Bond 5.750% 1/16/54 195,896
325 (b) Saudi Government International Bond 2.250% 2/02/33 262,678
250 (b) Saudi Government International Bond 4.500% 10/26/46 211,660
500 (b) Saudi Government International Bond 3.625% 3/04/28 480,870
TOTAL SAUDI ARABIA 1,151,104

Principal
Amount (000)   Description (a) Coupon Maturity Value
SOUTH AFRICA - 2.4%
$ 250 Republic of South Africa Government International Bond 4.300% 10/12/28 $ 233,438
275 Republic of South Africa Government International Bond 5.875% 4/20/32 260,342
225 Republic of South Africa Government International Bond 5.375% 7/24/44 173,976
TOTAL SOUTH AFRICA 667,756
SOUTH KOREA - 0.8%
300 Export-Import Bank of Korea 2.500% 6/29/41 215,328
TOTAL SOUTH KOREA 215,328
TURKEY - 1.4%
200 (c) Turkiye Government International Bond 7.625% 5/15/34 205,294
200 Turkiye Government International Bond 7.125% 7/17/32 199,641
TOTAL TURKEY 404,935
UNITED ARAB EMIRATES - 2.5%
425 (b) Abu Dhabi Government International Bond 3.125% 9/30/49 298,563
425 (b) Abu Dhabi Government International Bond 3.125% 5/03/26 413,482
TOTAL UNITED ARAB
EMIRATES
712,045
UZBEKISTAN - 0.7%
250 (b) Republic of Uzbekistan International Bond 3.700% 11/25/30 207,500
TOTAL UZBEKISTAN 207,500
TOTAL SOVEREIGN DEBT
(cost $13,537,521) 14,016,863
Principal
Amount (000) Description (a) Coupon Maturity Value
X 11,909,818
CORPORATE BONDS - 42.5% X 11,909,818
AUSTRALIA - 0 .7%
$ 200 (c) AngloGold Ashanti Holdings PLC 3.375% 11/01/28 $ 183,129
TOTAL AUSTRALIA 183,129
BRAZIL - 1 .7%
80 (b) Brazil Minas SPE via State of Minas
Gerais2013 1
5.333% 2/15/28 79,000
225 Petrobras Global Finance BV 6.900% 3/19/49 219,119
225 (b) Rumo Luxembourg Sarl 4.200% 1/18/32 192,634
TOTAL BRAZIL 490,753
CHILE - 4 .5%
200 (b) Antofagasta PLC 5.625% 5/13/32 201,427
200 (b) Banco del Estado de Chile 2.704% 1/09/25 197,455
200 (b) Cia Cervecerias Unidas SA 3.350% 1/19/32 175,874
200 (b) Corp Nacional del Cobre de Chile 3.000% 9/30/29 178,953
200 (b) Corp Nacional del Cobre de Chile 3.700% 1/30/50 138,934
200 (b) Empresa Nacional del Petroleo 6.150% 5/10/33 203,366
200 (b) Inversiones CMPC SA 3.000% 4/06/31 170,881
TOTAL CHILE 1,266,890
CHINA - 1 .4%
200 (b) Lenovo Group Ltd 3.421% 11/02/30 181,559
225 (b) Prosus NV 4.193% 1/19/32 201,043
TOTAL CHINA 382,602
COLOMBIA - 0 .6%
160 Ecopetrol SA 8.375% 1/19/36 159,199
TOTAL COLOMBIA 159,199

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
DOMINICAN REPUBLIC - 0 .7%
$ 200 (b) AES Espana BV 5.700% 5/04/28 $ 192,000
TOTAL DOMINICAN REPUBLIC 192,000
GUATEMALA - 0 .6%
200 (b),(c) Millicom International Cellular SA 4.500% 4/27/31 175,687
TOTAL GUATEMALA 175,687
INDIA - 2 .8%
225 (b) Bharti Airtel Ltd 3.250% 6/03/31 201,374
250 (b),(c) Indian Railway Finance Corp Ltd 3.249% 2/13/30 228,425
200 REC Ltd, Reg S 4.625% 3/22/28 196,096
200 (b) UltraTech Cement Ltd 2.800% 2/16/31 173,165
TOTAL INDIA 799,060
INDONESIA - 4 .3%
200 (b) Freeport Indonesia PT 4.763% 4/14/27 197,112
200 (b) Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT
6.530% 11/15/28 208,677
200 (b) Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT
5.450% 5/15/30 199,191
200 (b) Pertamina Persero PT 3.650% 7/30/29 187,524
200 (b) Pertamina Persero PT 6.500% 5/27/41 215,667
200 (b) Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
5.450% 5/21/28 201,557
TOTAL INDONESIA 1,209,728
ISRAEL - 2 .6%
200 (b) Bank Hapoalim BM, Reg S 3.255% 1/21/32 181,430
225 (b) Energean Israel Finance Ltd, Reg S 5.375% 3/30/28 201,609
200 (b) Israel Electric Corp Ltd, Reg S 3.750% 2/22/32 167,593
200 (b) Mizrahi Tefahot Bank Ltd, Reg S 3.077% 4/07/31 184,952
TOTAL ISRAEL 735,584
KAZAKHSTAN - 1 .5%
200 (b) Development Bank of Kazakhstan JSC 5.500% 4/15/27 198,930
250 (b) QazaqGaz NC JSC 4.375% 9/26/27 236,370
TOTAL KAZAKHSTAN 435,300
KUWAIT - 0 .7%
200 (b) NBK SPC Ltd 1.625% 9/15/27 185,317
TOTAL KUWAIT 185,317
MALAYSIA - 2 .0%
225 (b) MISC Capital Two Labuan Ltd 3.750% 4/06/27 218,291
200 (b) Petronas Capital Ltd 4.800% 4/21/60 180,500
200 (b) Petronas Capital Ltd 2.480% 1/28/32 170,017
TOTAL MALAYSIA 568,808
MEXICO - 5 .3%
200 (b) Alpek SAB de CV 3.250% 2/25/31 173,240
200 (b) Cemex SAB de CV 9.125% N/A (d) 215,722
200 (b) Comision Federal de Electricidad 4.688% 5/15/29 190,674
200 Grupo Televisa SAB 6.625% 1/15/40 200,446
300 (b) Mexico City Airport Trust 5.500% 10/31/46 252,226
200 (b) Orbia Advance Corp SAB de CV 1.875% 5/11/26 187,743
200 Petroleos Mexicanos 5.950% 1/28/31 165,014
100 Petroleos Mexicanos 5.350% 2/12/28 90,552
TOTAL MEXICO 1,475,617

Principal
Amount (000)   Description (a) Coupon Maturity Value
MOROCCO - 0 .7%
$ 225 (b) OCP SA 3.750% 6/23/31 $ 196,313
TOTAL MOROCCO 196,313
PERU - 1 .2%
200 (b) Banco BBVA Peru SA 6.200% 6/07/34 202,012
200 (b) Petroleos del Peru SA 5.625% 6/19/47 127,773
TOTAL PERU 329,785
QATAR - 1 .3%
250 (b) QatarEnergy 3.300% 7/12/51 177,893
200 QNB Finance Ltd, Reg S 2.750% 2/12/27 189,195
TOTAL QATAR 367,088
SAUDI ARABIA - 0 .8%
250 (b),(c) Saudi Arabian Oil Co 2.250% 11/24/30 213,031
TOTAL SAUDI ARABIA 213,031
SOUTH AFRICA - 0 .6%
200 Sasol Financing USA LLC 5.500% 3/18/31 173,522
TOTAL SOUTH AFRICA 173,522
SUPRANATIONAL - 1 .3%
400 (b) Banque Ouest Africaine de
Developpement
4.700% 10/22/31 352,088
TOTAL SUPRANATIONAL 352,088
THAILAND - 1 .5%
200 (b) Bangkok Bank PCL/Hong Kong 5.650% 7/05/34 205,093
250 (b) PTTEP Treasury Center Co Ltd 2.993% 1/15/30 226,930
TOTAL THAILAND 432,023
TURKEY - 1 .5%
200 (b),(c) Ford Otomotiv Sanayi AS 7.125% 4/25/29 203,789
200 (b) Sisecam UK PLC 8.625% 5/02/32 203,876
TOTAL TURKEY 407,665
UNITED ARAB EMIRATES - 3 .5%
250 (b) Abu Dhabi Crude Oil Pipeline LLC 4.600% 11/02/47 225,189
200 (b) DAE Funding LLC 3.375% 3/20/28 187,255
200 (b) DP World Ltd/United Arab Emirates 5.625% 9/25/48 192,783
162 (b) Galaxy Pipeline Assets Bidco Ltd 2.160% 3/31/34 140,543
240 (b) MDGH GMTN RSC Ltd 4.375% 11/22/33 228,521
TOTAL UNITED ARAB EMIRATES 974,291
UNITED KINGDOM - 0 .7%
200 (b) Standard Chartered PLC 5.905% 5/14/35 204,338
TOTAL UNITED KINGDOM 204,338
TOTAL CORPORATE BONDS
(cost $11,365,333) 11,909,818

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) ,(e) Coupon Maturity Value
X 1,039,827
CONTINGENT CAPITAL SECURITIES - 3.7% X 1,039,827
CHILE - 1 .5%
$ 200 (b) Banco de Credito e Inversiones SA 8.750% N/A (d) $ 210,500
200 (b) Banco del Estado de Chile 7.950% N/A (d) 207,260
TOTAL CHILE 417,760
COLOMBIA - 0 .7%
200 Bancolombia SA 8.625% 12/24/34 207,164
TOTAL COLOMBIA 207,164
MEXICO - 0 .8%
200 (b) BBVA Bancomer SA/Texas 8.450% 6/29/38 211,153
TOTAL MEXICO 211,153
TURKEY - 0 .7%
200 (b) Ulker Biskuvi Sanayi AS 7.875% 7/08/31 203,750
TOTAL TURKEY 203,750
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $1,000,000) 1,039,827
Principal
Amount (000) Description (a) Coupon Maturity Value
X 179,971
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.6% X 179,971
MEXICO - 0 .6%
$ 200 (b) Banco Nacional de Comercio Exterior
SNC/Cayman Islands
2.720% 8/11/31 $ 179,971
TOTAL MEXICO 179,971
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $173,994) 179,971
TOTAL LONG-TERM INVESTMENTS
(cost $26,076,848) 27,146,479
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   4.1%
1,149,418 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(g) $ 1,149,418
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES
LENDING
(cost $1,149,418) 1,149,418
TOTAL INVESTMENTS (cost $ 27,226,266 ) - 100 .9% 28,295,897
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (239,279)
NET ASSETS - 100% $ 28,056,618
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $18,377,224 or 64.9% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,109,453.
(d) Perpetual security. Maturity date is not applicable.

(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See Notes to Financial Statements

Nuveen High Yield Managed Accounts Portfolio
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.8%
X –
CORPORATE BONDS - 97 .8 % X 17,642,716
AUTOMOBILES & COMPONENTS - 4.2%
$ 115 Dana Inc 4.500% 2/15/32 $ 100,478
10 Dana Inc 4.250% 9/01/30 8,831
110 (b) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750% 5/31/32 111,849
125 Goodyear Tire & Rubber Co/The 5.000% 7/15/29 117,975
10 (b) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375% 5/15/29 10,010
105 (b) Phinia Inc 6.750% 4/15/29 107,101
150 (b) ZF North America Capital Inc 6.875% 4/14/28 153,745
150 ZF North America Capital Inc 6.750% 4/23/30 152,802
TOTAL AUTOMOBILES & COMPONENTS 762,791
CAPITAL GOODS - 7.4%
200 (b) Albion Financing 2 Sarl 8.750% 4/15/27 202,638
100 (b) Alta Equipment Group Inc 9.000% 6/01/29 94,762
10 (b) Brand Industrial Services Inc 10.375% 8/01/30 10,981
65 (b) Chart Industries Inc 7.500% 1/01/30 67,620
100 (b) EquipmentShare.com Inc 8.625% 5/15/32 103,826
25 (b) Gates Corp/DE 6.875% 7/01/29 25,457
75 (b) Herc Holdings Inc 6.625% 6/15/29 76,576
120 (b),(c) Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC
9.000% 2/15/29 123,237
70 (b) Masterbrand Inc 7.000% 7/15/32 71,918
35 (b) Standard Industries Inc/NJ 5.000% 2/15/27 34,245
200 (b) TransDigm Inc 6.375% 3/01/29 203,720
80 (b) TransDigm Inc 6.875% 12/15/30 82,269
110 (b) Trinity Industries Inc 7.750% 7/15/28 114,790
120 (b) WESCO Distribution Inc 6.625% 3/15/32 122,242
TOTAL CAPITAL GOODS 1,334,281
COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
10 (b) AMN Healthcare Inc 4.000% 4/15/29 9,158
80 (b) ASGN Inc 4.625% 5/15/28 76,655
200 (b) Boost Newco Borrower LLC 7.500% 1/15/31 210,654
50 (b) Brink's Co/The 6.500% 6/15/29 50,954
115 (b) Garda World Security Corp 4.625% 2/15/27 110,718
95 (b) Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/27 88,652
60 (b) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 59,803
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 606,594
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.3%
80 (b),(c) Academy Ltd 6.000% 11/15/27 79,200
35 (b) Asbury Automotive Group Inc 4.625% 11/15/29 32,705
75 (b) Bath & Body Works Inc 6.625% 10/01/30 75,712
25 (b) Group 1 Automotive Inc 6.375% 1/15/30 25,215
80 (c) Kohl's Corp 4.625% 5/01/31 64,939
50 (b) LCM Investments Holdings II LLC 4.875% 5/01/29 47,086
100 (b),(c) Macy's Retail Holdings LLC 5.875% 4/01/29 97,671
175 (b) Michaels Cos Inc/The 5.250% 5/01/28 129,453
100 (b) Michaels Cos Inc/The 7.875% 5/01/29 57,479
10 (b) PetSmart Inc / PetSmart Finance Corp 4.750% 2/15/28 9,395
100 (b) Staples Inc 10.750% 9/01/29 96,866
60 (b) Velocity Vehicle Group LLC 8.000% 6/01/29 61,800
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 777,521

Principal
Amount (000)   Description (a) Coupon Maturity Value
CONSUMER DURABLES & APPAREL - 1.4%
$ 80 (c) Newell Brands Inc 6.625% 9/15/29 $ 80,263
80 Newell Brands Inc 4.700% 4/01/26 79,809
115 (b) Wolverine World Wide Inc 4.000% 8/15/29 98,044
TOTAL CONSUMER DURABLES & APPAREL 258,116
CONSUMER SERVICES - 3.1%
80 (b) Churchill Downs Inc 5.750% 4/01/30 78,438
95 (b) Cinemark USA Inc 7.000% 8/01/32 96,686
115 (b),(c) Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc
4.625% 1/15/29 107,400
90 (b) Hilton Domestic Operating Co Inc 5.875% 4/01/29 90,700
50 (b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625% 1/15/32 50,490
10 (b) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 10,358
20 (b) Royal Caribbean Cruises Ltd 7.250% 1/15/30 20,962
100 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625% 5/01/32 102,684
TOTAL CONSUMER SERVICES 557,718
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
50 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500% 2/15/28 50,723
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 50,723
ENERGY - 14.7%
105 (b) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750% 3/01/27 104,744
65 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.250% 4/01/28 64,843
115 (b) Baytex Energy Corp 7.375% 3/15/32 117,439
10 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250% 7/15/32 10,409
15 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000% 7/15/29 15,409
10 (b) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 10,089
10 (b) Buckeye Partners LP 6.875% 7/01/29 10,159
135 (b) Civitas Resources Inc 8.750% 7/01/31 145,176
15 (b) Civitas Resources Inc 8.625% 11/01/30 16,202
55 (b) Civitas Resources Inc 8.375% 7/01/28 57,745
135 (b) CNX Resources Corp 7.250% 3/01/32 139,463
10 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/29 10,389
165 (b) EQM Midstream Partners LP 6.500% 7/01/27 168,144
35 Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/32 35,740
150 (b) Harvest Midstream I LP 7.500% 5/15/32 154,331
165 (b) Hilcorp Energy I LP / Hilcorp Finance Co 5.750% 2/01/29 162,235
100 (b) Kinetik Holdings LP 6.625% 12/15/28 101,971
65 (b),(c) Kinetik Holdings LP 5.875% 6/15/30 64,343
50 (b) Kodiak Gas Services LLC 7.250% 2/15/29 51,435
75 (b) Kraken Oil & Gas Partners LLC 7.625% 8/15/29 75,719
110 (b) Parkland Corp 4.500% 10/01/29 102,712
100 (b) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 103,569
90 (b) SM Energy Co 6.750% 8/01/29 90,597
90 (b) Sunoco LP 7.000% 5/01/29 92,633
100 (b) Talos Production Inc 9.000% 2/01/29 105,367
25 (b) Transocean Aquila Ltd 8.000% 9/30/28 25,473
40 (b) Transocean Inc 8.750% 2/15/30 42,543
35 (b) Transocean Titan Financing Ltd 8.375% 2/01/28 36,400
150 (b) USA Compression Partners LP / USA Compression Finance
Corp
7.125% 3/15/29 152,652
100 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 100,572
100 (b) Venture Global LNG Inc 8.125% 6/01/28 104,144
100 (b) Venture Global LNG Inc 9.875% 2/01/32 111,009

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
ENERGY (continued)
$ 70 (b) Venture Global LNG Inc 7.000% 1/15/30 $ 70,000
TOTAL ENERGY 2,653,656
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
115 (b) Iron Mountain Inc 4.875% 9/15/27 112,292
10 (b) RLJ Lodging Trust LP 4.000% 9/15/29 8,924
95 (b) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 96,088
25 (b) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 25,286
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 242,590
FINANCIAL SERVICES - 8.6%
110 (b) Block Inc 6.500% 5/15/32 111,782
130 (b) Compass Group Diversified Holdings LLC 5.250% 4/15/29 124,560
25 (b) Compass Group Diversified Holdings LLC 5.000% 1/15/32 22,765
310 (b) Encore Capital Group Inc 8.500% 5/15/30 321,581
225 (b) FirstCash Inc 6.875% 3/01/32 227,557
165 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 158,250
10 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000% 6/15/30 10,130
90 Navient Corp 4.875% 3/15/28 84,003
10 (b) NCR Corp ATM 9.500% 4/01/29 10,924
210 OneMain Finance Corp 3.500% 1/15/27 198,454
110 (b) PennyMac Financial Services Inc 7.875% 12/15/29 115,146
100 (b) PennyMac Financial Services Inc 7.125% 11/15/30 100,766
60 (b) Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc 3.875% 3/01/31 53,372
10 (b) Starwood Property Trust Inc 7.250% 4/01/29 10,284
TOTAL FINANCIAL SERVICES 1,549,574
FOOD, BEVERAGE & TOBACCO - 1.1%
10 (b) B&G Foods Inc 8.000% 9/15/28 10,197
115 (b) Darling Ingredients Inc 6.000% 6/15/30 114,109
85 (b) Primo Water Holdings Inc 4.375% 4/30/29 79,155
TOTAL FOOD, BEVERAGE & TOBACCO 203,461
HEALTH CARE EQUIPMENT & SERVICES - 3.5%
135 (b) CHS/Community Health Systems Inc 5.250% 5/15/30 117,730
105 (b) CHS/Community Health Systems Inc 10.875% 1/15/32 112,873
40 (b) Concentra Escrow Issuer Corp 6.875% 7/15/32 41,213
95 (b) DaVita Inc 4.625% 6/01/30 86,996
130 (b) LifePoint Health Inc 11.000% 10/15/30 145,906
100 (b) LifePoint Health Inc 9.875% 8/15/30 108,982
10 (b) Pediatrix Medical Group Inc 5.375% 2/15/30 9,083
TOTAL HEALTH CARE EQUIPMENT & SERVICES 622,783
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
65 (b) Coty Inc 5.000% 4/15/26 64,297
60 (b) Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
6.625% 7/15/30 61,610
70 (b) Kronos Acquisition Holdings Inc 8.250% 6/30/31 70,608
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 196,515
INSURANCE - 4.4%
130 (b) Acrisure LLC / Acrisure Finance Inc 4.250% 2/15/29 119,636
85 (b) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
6.750% 4/15/28 85,421
200 (b) Ardonagh Finco Ltd 7.750% 2/15/31 202,843
110 (b) HUB International Ltd 7.250% 6/15/30 113,452
260 (b) Panther Escrow Issuer LLC 7.125% 6/01/31 266,788
TOTAL INSURANCE 788,140

Principal
Amount (000)   Description (a) Coupon Maturity Value
MATERIALS - 6.6%
$ 120 (b) Arsenal AIC Parent LLC 8.000% 10/01/30 $ 127,674
130 (b) Avient Corp 7.125% 8/01/30 133,478
190 (b) Cleveland-Cliffs Inc 7.000% 3/15/32 190,687
140 (b) Mineral Resources Ltd 9.250% 10/01/28 148,885
110 (b) Mineral Resources Ltd 8.000% 11/01/27 112,898
10 (b),(c) NOVA Chemicals Corp 4.250% 5/15/29 9,046
10 Olin Corp 5.625% 8/01/29 9,874
45 (b),(c) Owens-Brockway Glass Container Inc 7.250% 5/15/31 44,525
130 (b) Sealed Air Corp 6.500% 7/15/32 131,771
20 (b) Sealed Air Corp 6.125% 2/01/28 20,138
120 (b) SunCoke Energy Inc 4.875% 6/30/29 109,746
79 (b) Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc
5.375% 9/01/25 65,966
85 (b) Tronox Inc 4.625% 3/15/29 77,419
TOTAL MATERIALS 1,182,107
MEDIA & ENTERTAINMENT - 11.1%
285 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 2/01/31 242,495
195 (b) CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/01/29 182,298
60 (b) CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/01/29 58,420
10 (b) Clear Channel Outdoor Holdings Inc 7.875% 4/01/30 10,177
120 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/27 115,554
75 (b) DISH Network Corp 11.750% 11/15/27 75,070
75 (b),(c) Getty Images Inc 9.750% 3/01/27 74,956
65 (b) Gray Television Inc 4.750% 10/15/30 43,638
100 (b),(c) Gray Television Inc 7.000% 5/15/27 96,791
80 (b),(c) Gray Television Inc 10.500% 7/15/29 83,480
140 (b) Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/31 146,649
30 (b) Sirius XM Radio Inc 4.125% 7/01/30 26,075
95 (b) Sirius XM Radio Inc 4.000% 7/15/28 87,187
200 (b) Sunrise FinCo I BV 4.875% 7/15/31 181,956
75 (b) Univision Communications Inc 4.500% 5/01/29 65,510
100 (b) Univision Communications Inc 6.625% 6/01/27 99,514
10 (b),(c) Univision Communications Inc 7.375% 6/30/30 9,628
200 (b) Virgin Media Secured Finance PLC 5.500% 5/15/29 186,270
200 (b) VZ Secured Financing BV 5.000% 1/15/32 175,256
40 (b) Ziff Davis Inc 4.625% 10/15/30 36,079
TOTAL MEDIA & ENTERTAINMENT 1,997,003
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
10 (b),(c) Endo Finance Holdings Inc 8.500% 4/15/31 10,539
200 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 187,904
35 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/34 36,347
10 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 6.750% 5/15/34 10,090
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 244,880
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
10 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp
7.000% 4/15/30 8,481
75 (b) Cushman & Wakefield US Borrower LLC 6.750% 5/15/28 75,149
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 83,630
SOFTWARE & SERVICES - 2.2%
150 (b),(c) Ahead DB Holdings LLC 6.625% 5/01/28 142,673
10 (b) Cloud Software Group Inc 8.250% 6/30/32 10,375
75 (b) Open Text Corp 3.875% 12/01/29 68,080
130 (b) Rocket Software Inc 9.000% 11/28/28 133,803
50 (b) Science Applications International Corp 4.875% 4/01/28 48,315
TOTAL SOFTWARE & SERVICES 403,246

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
$ 100 (b) Imola Merger Corp 4.750% 5/15/29 $ 94,119
200 (b) Sensata Technologies Inc 6.625% 5/31/32 202,612
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 296,731
TELECOMMUNICATION SERVICES - 5.9%
200 (b) Altice France SA 8.125% 2/01/27 161,749
100 (b) Frontier Communications Holdings LLC 8.625% 3/15/31 104,740
105 (b) Frontier Communications Holdings LLC 5.875% 10/15/27 103,967
10 (b) Frontier Communications Holdings LLC 8.750% 5/15/30 10,476
210 (b) Iliad Holding SASU 8.500% 4/15/31 218,783
130 (b) Level 3 Financing Inc 10.500% 4/15/29 133,250
75 (b) Level 3 Financing Inc 10.500% 5/15/30 76,650
50 (b) Level 3 Financing Inc 10.750% 12/15/30 51,562
10 (b),(c) Zayo Group Holdings Inc 4.000% 3/01/27 8,504
200 (b) Zegona Finance PLC 8.625% 7/15/29 204,025
TOTAL TELECOMMUNICATION SERVICES 1,073,706
TRANSPORTATION - 5.0%
35 (b) American Airlines Inc 8.500% 5/15/29 36,033
67 (b) American Airlines Inc/AAdvantage Loyalty IP Ltd2021 CORP 5.500% 4/20/26 66,634
300 (b) Brightline East LLC 11.000% 1/31/30 272,954
115 (b),(c) Cargo Aircraft Management Inc 4.750% 2/01/28 108,127
100 (b),(c) GN Bondco LLC 9.500% 10/15/31 94,136
165 (b) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
11.000% 4/15/29 157,327
105 (b) United Airlines Inc 4.375% 4/15/26 102,374
10 (b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500% 6/01/28 8,949
55 (b) XPO Inc 7.125% 6/01/31 56,731
TOTAL TRANSPORTATION 903,265
UTILITIES - 4.7%
80 (b) Clearway Energy Operating LLC 4.750% 3/15/28 76,795
115 (b),(c) Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/01/26 115,362
115 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 107,127
235 (b) Talen Energy Supply LLC 8.625% 6/01/30 253,243
130 (b) TerraForm Power Operating LLC 5.000% 1/31/28 125,276
95 (b) Vistra Operations Co LLC 7.750% 10/15/31 100,392
80 (b) Vistra Operations Co LLC 4.375% 5/01/29 75,490
TOTAL UTILITIES 853,685
TOTAL CORPORATE BONDS
(cost $17,142,556) 17,642,716
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .0 % X 178,500
8,500
Invesco Senior Loan ETF
$ 178,500
TOTAL EXCHANGE-TRADED FUNDS
(cost $179,477) 178,500
TOTAL LONG-TERM INVESTMENTS
(cost $17,322,033) 17,821,216

Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 8.0%
1,447,778 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(e) $ 1,447,778
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $1,447,778) 1,447,778
TOTAL INVESTMENTS (cost $ 18,769,811 ) - 106 .8% 19,268,994
OTHER ASSETS & LIABILITIES, NET -  (6.8)% (1,231,787)
NET ASSETS - 100% $ 18,037,207
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $16,450,726 or 85.4% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,390,181.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Preferred Securities and Income
Managed Accounts Portfolio
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.0%
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 61 .3 % X 10,912,078
AUTOMOBILES & COMPONENTS - 2.9%
$ 550 (b) General Motors Financial Co Inc 5.700% N/A (c) $ 521,775
TOTAL AUTOMOBILES & COMPONENTS 521,775
BANKS - 14.3%
300 Citigroup Inc 7.625% N/A (c) 311,994
175 Citigroup Inc 7.125% N/A (c) 175,132
540 CoBank ACB 6.450% N/A (c) 536,148
100 (d) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.573% N/A (c) 101,662
250 (b) M&T Bank Corp 5.125% N/A (c) 238,798
280 PNC Financial Services Group Inc/The 6.200% N/A (c) 279,273
225 PNC Financial Services Group Inc/The 6.250% N/A (c) 219,340
410 Truist Financial Corp 5.100% N/A (c) 382,940
300 (b) US Bancorp 5.300% N/A (c) 290,976
TOTAL BANKS 2,536,263
ENERGY - 8.2%
300 Enbridge Inc 8.500% 1/15/84 328,100
300 Enbridge Inc 7.625% 1/15/83 311,724
275 Energy Transfer LP 6.500% N/A (c) 273,205
75 Energy Transfer LP 8.000% 5/15/54 79,845
24 Energy Transfer LP 6.625% N/A (c) 23,530
300 Transcanada Trust 5.500% 9/15/79 278,895
180 Transcanada Trust 5.600% 3/07/82 166,952
TOTAL ENERGY 1,462,251
FINANCIAL SERVICES - 13.6%
487 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950% 3/10/55 492,456
400 (b) Ally Financial Inc 4.700% N/A (c) 366,724
290 American Express Co 3.550% N/A (c) 270,780
450 Charles Schwab Corp/The 5.375% N/A (c) 444,734
210 Discover Financial Services 6.125% N/A (c) 208,438
200 (b) Goldman Sachs Group Inc/The 7.500% N/A (c) 209,229
200 Goldman Sachs Group Inc/The 7.500% N/A (c) 206,132
205 State Street Corp 6.700% N/A (c) 205,218
TOTAL FINANCIAL SERVICES 2,403,711
INSURANCE - 10.8%
300 (b) Assurant Inc 7.000% 3/27/48 305,102
185 AXIS Specialty Finance LLC 4.900% 1/15/40 172,432
270 Enstar Finance LLC 5.500% 1/15/42 241,266
325 (e) MetLife Inc 9.250% 4/08/38 380,826
180 Prudential Financial Inc 6.500% 3/15/54 183,511
650 (e) QBE Insurance Group Ltd 5.875% N/A (c) 643,998
TOTAL INSURANCE 1,927,135
MEDIA & ENTERTAINMENT - 3.2%
293 (e) Farm Credit Bank of Texas 7.750% N/A (c) 298,352
300 (b) Paramount Global 6.375% 3/30/62 275,437
TOTAL MEDIA & ENTERTAINMENT 573,789

Principal
Amount (000) Description (a) Coupon Maturity Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
$ 147 (b),(e) EUSHI Finance Inc 7.625% 12/15/54 $ 149,769
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 149,769
TELECOMMUNICATION SERVICES - 1.2%
200 Vodafone Group PLC 7.000% 4/04/79 207,046
TOTAL TELECOMMUNICATION SERVICES 207,046
UTILITIES - 6.3%
85 AES Corp/The 7.600% 1/15/55 86,494
52 Dominion Energy Inc 7.000% 6/01/54 54,610
150 Emera Inc 6.750% 6/15/76 149,213
115 Entergy Corp 7.125% 12/01/54 115,053
72 NextEra Energy Capital Holdings Inc 6.750% 6/15/54 74,841
330 Sempra 4.875% N/A (c) 323,261
325 (e) Vistra Corp 7.000% N/A (c) 326,867
TOTAL UTILITIES 1,130,339
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $10,295,728) 10,912,078
Principal
Amount (000) Description (a) ,(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 35 .2 % X 6,271,364
BANKS - 30.4%
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (c) $ 215,645
200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (c) 199,225
200 Banco Santander SA 9.625% N/A (c) 228,272
200 Banco Santander SA 8.000% N/A (c) 202,067
200 Banco Santander SA 4.750% N/A (c) 184,342
515 (b) Barclays PLC 8.000% N/A (c) 528,930
275 (e) BNP Paribas SA 7.750% N/A (c) 283,249
235 (e) BNP Paribas SA 9.250% N/A (c) 252,137
200 (e) BNP Paribas SA 8.500% N/A (c) 209,778
425 (e) Credit Agricole SA 8.125% N/A (c) 433,502
370 HSBC Holdings PLC 6.000% N/A (c) 362,206
340 HSBC Holdings PLC 6.375% N/A (c) 339,540
250 ING Groep NV 5.750% N/A (c) 242,328
200 ING Groep NV, Reg S 7.500% N/A (c) 203,500
200 Lloyds Banking Group PLC 7.500% N/A (c) 200,704
330 NatWest Group PLC 6.000% N/A (c) 325,741
200 NatWest Group PLC 8.125% N/A (c) 207,093
220 (e) Societe Generale SA 9.375% N/A (c) 225,646
350 (e) Societe Generale SA 10.000% N/A (c) 369,535
200 (e) Standard Chartered PLC 7.750% N/A (c) 204,450
TOTAL BANKS 5,417,890
FINANCIAL SERVICES - 4.8%
200 Deutsche Bank AG 6.000% N/A (c) 191,655
200 (e) UBS Group AG 9.250% N/A (c) 226,331
400 (e) UBS Group AG 9.250% N/A (c) 435,488
TOTAL FINANCIAL SERVICES 853,474
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $5,744,591) 6,271,364

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 2 .0 % X 361,434
BANKS - 1.7%
3,000 (e) Farm Credit Bank of Texas 9.611% $ 299,534
TOTAL BANKS 299,534
FOOD, BEVERAGE & TOBACCO - 0.3%
2,500 CHS Inc 6.750% 61,900
TOTAL FOOD, BEVERAGE & TOBACCO 61,900
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $359,239) 361,434
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0 .5 % X 78,100
FINANCIAL SERVICES - 0.5%
$ 400 (e) Credit Suisse Group AG 7.500% 6/11/72 $ 44,000
310 Credit Suisse Group AG 7.500% 1/17/72 34,100
TOTAL FINANCIAL SERVICES 78,100
TOTAL CORPORATE BONDS
(cost $643,299) 78,100
TOTAL LONG-TERM INVESTMENTS
(cost $17,042,857) 17,622,976
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 13.9%
2,476,710 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(h) $ 2,476,710
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $2,476,710) 2,476,710
TOTAL INVESTMENTS (cost $ 19,519,567 ) - 112 .9% 20,099,686
OTHER ASSETS & LIABILITIES, NET -  (12.9)% (2,300,692)
NET ASSETS - 100% $ 17,798,994
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,391,331.
(c) Perpetual security. Maturity date is not applicable.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,783,462 or 23.8% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.

Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Securitized Credit Managed Accounts
Portfolio
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.3%
X –
MORTGAGE-BACKED SECURITIES - 76.8% X 20,578,295
$ 100 Bank 2019-BNK19, 2019 BN20 3.243% 9/15/62 $ 86,915
350 BANK 2019-BNK22, 2019 BN22 3.210% 11/15/62 311,577
500 Benchmark 2019-B11 Mortgage Trust, 2019 B11 3.784% 5/15/52 454,786
199 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3.720% 12/15/72 153,695
100 Benchmark 2021-B28 Mortgage Trust, 2021 B28 2.429% 8/15/54 81,960
248 (b),(c) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M
reference rate + 1.385% spread), 2021 CIP
6.714% 12/15/38 245,248
570 (c) CAMB Commercial Mortgage Trust 2021-CX2, 2021 CX2 2.700% 11/10/46 474,961
200 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.457% 4/10/48 194,955
200 Citigroup Commercial Mortgage Trust 2016-C3, 2016 C3 3.366% 11/15/49 186,210
200 COMM 2015-LC21 Mortgage Trust, 2015 LC21 4.043% 7/10/48 194,609
295 COMM 2018-COR3 Mortgage Trust, 2018 COR3 4.517% 5/10/51 255,233
300 (b),(c) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 3.000% spread), 2022 R05
8.347% 4/25/42 311,129
300 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07
9.998% 6/25/42 326,521
240 (b),(c) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 4.750% spread), 2022 R09
10.098% 9/25/42 262,692
315 (b),(c) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01
9.098% 12/25/42 338,153
45 CSAIL 2017-CX10 Commercial Mortgage Trust, 2017 CX10 3.458% 11/15/50 42,068
200 CSAIL 2020-C19 Commercial Mortgage Trust, 2020 C19 2.971% 3/15/53 166,341
77 (c) DBWF Mortgage Trust, 2015 LCM 2.998% 6/10/34 74,183
194 Fannie Mae Pool, FN MA5165 5.500% 10/01/53 193,908
231 Fannie Mae Pool, FN CB2804 2.500% 2/01/52 196,075
179 Fannie Mae Pool, FN 310210, 2022 1 4.000% 5/01/44 172,435
141 Fannie Mae Pool, FN MA4842, 2022 1 5.500% 12/01/52 141,132
142 Fannie Mae Pool, FN MA4699, 2022 1 3.500% 7/01/52 128,417
113 Fannie Mae Pool, FN MA4625, 2022 1 3.500% 6/01/52 102,098
109 Fannie Mae Pool, FN CB2211 2.500% 11/01/51 92,650
92 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 90,564
99 Fannie Mae Pool, FN FS7299 3.000% 5/01/52 87,768
84 Fannie Mae Pool, FN FS5179 5.000% 6/01/53 83,209
79 Fannie Mae Pool, FN MA5353 5.500% 5/01/54 78,572
173 Fannie Mae Pool, FN MA5039 5.500% 6/01/53 173,199
543 Fannie Mae Pool, FN MA5106 5.000% 8/01/53 534,904
257 Fannie Mae Pool, FN CB3905 3.500% 6/01/52 233,881
342 Fannie Mae Pool, FN MA4962 4.000% 3/01/53 320,734
269 Fannie Mae Pool, FN MA4920 6.000% 2/01/53 273,044
483 Fannie Mae Pool, FN MA4737, 2022 1 5.000% 8/01/52 476,167
498 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 467,529
308 Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 280,168
523 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 459,398
302 Fannie Mae Pool, FN MA4918 5.000% 2/01/53 297,938
466 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 448,963
444 Fannie Mae Pool, FN MA4784 4.500% 10/01/52 427,552
496 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 478,499
445 Fannie Mae Pool, FN MA4655 4.000% 7/01/52 417,086
421 Fannie Mae Pool, FN MA4701, 2022 1 4.500% 7/01/52 405,514
431 Fannie Mae Pool, FN MA4700, 2022 1 4.000% 7/01/52 403,965
397 Fannie Mae Pool, FN MA5070 4.500% 7/01/53 381,999
364 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 364,984
389 Fannie Mae Pool, FN MA4783 4.000% 10/01/52 364,688
130 Freddie Mac Pool, FR SD8220 3.000% 6/01/52 113,614
41 Freddie Mac Pool, FR RA7211, 2022 1 4.000% 4/01/52 38,469
76 Freddie Mac Pool, FR SD4810 3.000% 4/01/52 67,020

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 192 Freddie Mac Pool, FR RA9629 5.500% 8/01/53 $ 192,052
45 Freddie Mac REMICS, 2018 4776 4.000% 3/15/48 42,198
36 Freddie Mac REMICS, 2018 4783 4.000% 4/15/48 33,763
157 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5
9.847% 6/25/42 170,286
300 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 4.000% spread), 2022 HQA2
9.347% 7/25/42 320,697
300 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A
reference rate + 3.550% spread), 2022 HQA3
8.897% 8/25/42 317,117
342 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 314,459
67 Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 66,712
77 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 69,107
60 Ginnie Mae II Pool, G2 MA7419, 2021 MTGE 3.000% 6/20/51 54,012
246 Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 232,184
115 Ginnie Mae II Pool, G2 MA8201 4.500% 8/20/52 111,771
103 Government National Mortgage Association, 2023 111 3.000% 2/20/52 70,995
575 GS Mortgage Securities Trust 2017-GS6, 2017 GS6 3.638% 5/10/50 526,854
245 GS Mortgage Securities Trust 2018-GS9, 2018 GS9 3.992% 3/10/51 231,199
45 GS Mortgage Securities Trust 2019-GSA1, 2019 GSA1 3.340% 11/10/52 40,571
239 (c) GS Mortgage-Backed Securities Trust 2021-PJ6, 2021 PJ6 2.500% 11/25/51 193,574
93 (c) GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1 3.500% 2/25/53 81,208
82 (c) J.P. Morgan Mortgage Trust 2021-15, 2021 15 2.500% 6/25/52 66,292
186 (c) J.P. Morgan Mortgage Trust 2021-INV5, 2021 INV5 3.188% 12/25/51 152,376
262 (c) J.P. Morgan Mortgage Trust 2022-6, 2022 6 3.000% 11/25/52 220,233
241 (c) JP Morgan Mortgage Trust 2017-5, 2017 5 5.477% 10/26/48 241,402
85 (c) JP Morgan Mortgage Trust 2018-4, 2018 4 3.500% 10/25/48 74,279
251 (c) JP Morgan Mortgage Trust 2018-5, 2018 5 3.500% 10/25/48 222,232
248 (c) JP Morgan Mortgage Trust 2020-1, 2020 1 3.821% 6/25/50 219,691
402 (c) JP Morgan Mortgage Trust 2020-7, 2020 7 3.000% 1/25/51 343,982
313 (c) JP Morgan Mortgage Trust 2021-11, 2021 11 2.500% 1/25/52 253,098
23 (c) JP Morgan Mortgage Trust 2021-4, 2021 4 2.881% 8/25/51 18,399
250 JPMBB Commercial Mortgage Securities Trust 2014-C23,
2014 C23
4.444% 9/15/47 247,518
78 (c) Morgan Stanley Residential Mortgage Loan Trust 2021-5,
2021 5
2.500% 8/25/51 62,661
273 (c) Morgan Stanley Residential Mortgage Loan Trust 2023-1,
2023 1
4.000% 2/25/53 247,128
225 (b),(c) MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M
reference rate + 1.397% spread), 2022 LPFL
6.727% 3/15/39 222,511
78 (b),(c) OBX 2018-1 Trust, (TSFR1M reference rate + 0.764%
spread), 2018 1
4.658% 6/25/57 76,327
274 (c) OBX 2022-INV5 Trust, 2022 INV5 4.000% 10/25/52 248,070
87 (c) Oceanview Mortgage Trust 2022-1, 2022 1 4.500% 11/25/52 82,178
250 (c) One Bryant Park Trust 2019-OBP, 2019 OBP 2.516% 9/15/54 216,290
200 (c) ONNI Commerical Mortgage Trust 2024-APT, 2024 APT 5.753% 7/15/39 200,621
280 (c) RCKT Mortgage Trust 2022-4, 2022 4 4.000% 6/25/52 253,738
221 (c) Sequoia Mortgage Trust 2020-1, 2020 1 3.851% 2/25/50 177,937
76 (c) Sequoia Mortgage Trust 2021-4, 2021 4 2.500% 6/25/51 62,148
500 Wells Fargo Commercial Mortgage Trust 2015-NXS2, 2015
NXS2
3.767% 7/15/58 487,750
165 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017
C38
3.917% 7/15/50 155,296
TOTAL MORTGAGE-BACKED SECURITIES
(cost $19,835,606) 20,578,295

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED SECURITIES - 21.6% X 5,782,518
$ 350 (c) Affirm Asset Securitization Trust 2023-B, 2023 B 6.820% 9/15/28 $ 355,780
250 (b),(c) AGL CLO Ltd, (TSFR3M reference rate + 2.600% spread),
2023 25A
7.882% 7/21/36 253,110
97 (c) Alterna Funding III LLC, 2024 1A 6.260% 5/16/39 97,306
98 (c) Alterna Funding III LLC, 2024 1A 7.136% 5/16/39 98,041
264 (c) Avis Budget Rental Car Funding AESOP LLC, 2019 3A 2.360% 3/20/26 260,227
100 (c) Avis Budget Rental Car Funding AESOP LLC, 2024 1A 5.850% 6/20/30 101,497
150 (c) Brex Commercial Charge Card Master Trust, 2024 1 6.680% 7/15/27 150,917
242 (c) Capital Automotive REIT, 2023 1A 5.750% 9/15/53 243,089
98 (c) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 3.100% 12/15/50 89,983
100 (c) Frontier Issuer LLC, 2023 1 6.600% 8/20/53 101,801
217 GM Financial Consumer Automobile Receivables Trust
2020-4, 2020 4
0.500% 2/17/26 215,968
246 (b),(c) Gracie Point International Funding, (SOFR90A reference rate + 1.950% spread), 2023 1A
7.299% 9/01/26 247,257
61 (b),(c) Gracie Point International Funding, (SOFR90A reference rate + 2.250% spread), 2023 2A
7.599% 3/01/27 60,823
250 (c) Hertz Vehicle Financing III LLC, 2023 3A 5.940% 2/25/28 253,367
100 (c) Hertz Vehicle Financing III LP, 2021 2A 2.120% 12/27/27 92,301
141 (c) Hilton Grand Vacations Trust 2019-A, 2019 AA 2.340% 7/25/33 136,305
95 (c) Hilton Grand Vacations Trust 2024-2, 2024 2A 5.500% 3/25/38 96,717
100 (c) Hotwire Funding LLC, 2024 1A 5.893% 6/20/54 102,927
300 (b),(c) Magnetite XXXVII Ltd, (TSFR3M reference rate + 2.300%
spread), 2023 37A
7.582% 10/20/36 303,115
100 (c) Mercury Financial Credit Card Master Trust, 2024 2A 6.560% 7/20/29 101,131
100 (c) MetroNet Infrastructure Issuer LLC, 2023 1A 6.560% 4/20/53 102,885
100 (c) MetroNet Infrastructure Issuer LLC, 2024 1A 6.230% 4/20/54 102,544
185 (c) MVW 2020-1 LLC, 2020 1A 1.740% 10/20/37 175,839
182 (c) MVW Owner Trust 2019-1, 2019 1A 2.890% 11/20/36 178,493
220 (b),(c) Myers Park CLO Ltd, (TSFR3M reference rate + 1.862%
spread), 2018 1A
7.144% 10/20/30 220,552
250 (b),(c) OneMain Financial Issuance Trust 2021-1, (SOFR30A
reference rate + 0.760% spread), 2021 1A
6.097% 6/16/36 249,777
250 (c) PenFed Auto Receivables Owner Trust 2022-A, 2022 A 4.830% 12/15/28 247,230
100 (c) PFS Financing Corp, 2024 D 5.340% 4/15/29 101,401
141 (c) Taco Bell Funding LLC, 2016 1A 4.970% 5/25/46 139,347
142 (c) Taco Bell Funding LLC, 2021 1A 1.946% 8/25/51 131,160
260 (c) Tesla Auto Lease Trust, 2023 B 6.570% 8/20/27 264,092
250 (b),(c) Texas Debt Capital CLO 2024-I Ltd, (TSFR3M reference rate
+ 1.950% spread), 2024 1A
7.232% 4/22/37 252,625
100 (c) VB-S1 Issuer LLC - VBTEL, 2024 1A 5.590% 5/15/54 101,471
50 Volkswagen Auto Lease Trust, 2024 A 5.210% 6/21/27 50,348
100 (c) Ziply Fiber Issuer LLC, 2024 1A 6.640% 4/20/54 103,092
TOTAL ASSET-BACKED SECURITIES
(cost $5,665,863) 5,782,518
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0 .9 % X 256,216
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
$ 250 (c) SBA Tower Trust 6.599% 1/15/28 $ 256,216
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 256,216
TOTAL CORPORATE BONDS
(cost $252,312) 256,216
TOTAL LONG-TERM INVESTMENTS
(cost $25,753,781) 26,617,029
OTHER ASSETS & LIABILITIES, NET -  0.7% 176,387
NET ASSETS - 100% $ 26,793,416

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $12,549,780 or 47.1% of Total Investments.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Ultra Short Municipal Managed
Accounts Portfolio
Portfolio of Investments July 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 95.9%
X –
MUNICIPAL BONDS - 95 .9 % X 9,585,000
CALIFORNIA - 18.9%
$ 335 (c) Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2024D, 3.850%, 4/01/59
8/24 at 100.00 $ 335,000
215 (c) California State, General Obligation Bonds, Kindergarten University,
Series 2004A-2, 3.750%, 5/01/34
8/24 at 100.00 215,000
335 (c) California Statewide Communities Development Authority, Revenue
Bonds, Rady Children's Hospital of San Diego, Variable Rate Revenue
Bonds, Series 2008B, 3.820%, 8/15/47
8/24 at 100.00 335,000
335 (c) Irvine Ranch Water District, California, Certificates of Participation, Series
2009S, 3.150%, 10/01/41
8/24 at 100.00 335,000
335 (c) Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Variable Rate Demand Series 2016B-2, 3.850%, 7/01/37
8/24 at 100.00 335,000
335 (c) San Mateo County Transportation Authority, California, Sales Tax Revenue
Bonds, Limited Tax Variable Rate Demand Subordinate Series 2020B,
3.800%, 6/01/49
8/24 at 100.00 335,000
TOTAL CALIFORNIA 1,890,000
COLORADO - 3.2%
325 (c) Colorado Health Facilities Authority, Revenue Bonds, Boulder Community
Hospital Project, Variable Rate Demand Obligations Series 2000, 3.580%,
10/01/30
8/24 at 100.00 325,000
TOTAL COLORADO 325,000
CONNECTICUT - 6.7%
335 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2013A, 3.800%, 7/01/42
8/24 at 100.00 335,000
335 (c) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016A-3, 3.550%, 11/15/45
8/24 at 100.00 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 3.4%
335 (c) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Series 2010D, 3.610%, 10/01/40
8/24 at 100.00 335,000
TOTAL DISTRICT OF COLUMBIA 335,000
FLORIDA - 2.0%
200 (c) JEA, Florida, Water and Sewerage System Revenue Bonds, Variable Rate
Demand Obligations Series 2008A-1 & 2008A-2, 3.450%, 10/01/42
8/24 at 100.00 200,000
TOTAL FLORIDA 200,000
LOUISIANA - 3.3%
335 (c) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue Bonds,
Refunding Series 2023A-2, 4.050%, 5/01/43
8/24 at 100.00 335,000
TOTAL LOUISIANA 335,000
MASSACHUSETTS - 6.4%
300 (c) Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2008U-6E, 4.050%, 10/01/42
8/24 at 100.00 300,000
335 (c) Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2024E-2, 3.730%, 7/01/52
8/24 at 100.00 335,000
TOTAL MASSACHUSETTS 635,000
MICHIGAN - 3.3%
335 (c) University of Michigan, General Revenue Bonds, Refunding Series 2012D-
1, 3.810%, 12/01/24
8/24 at 100.00 335,000
TOTAL MICHIGAN 335,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI - 3.0%
$ 300 (c) Missouri Health and Educational Facilities Authority, Revenue Bonds,
Washington University, Variable Rate Demand Obligations, Series 2000B,
3.950%, 3/01/40
8/24 at 100.00 $ 300,000
TOTAL MISSOURI 300,000
NEW YORK - 20.1%
335 (c) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Series 2005D-2, 4.000%, 11/01/35
8/24 at 100.00 335,000
335 (c) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Adjustable Rate Series AA-6, 4.000%, 6/15/48
8/24 at 100.00 335,000
335 (c) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series A-4, 4.050%, 8/01/39
8/24 at 100.00 335,000
335 (c) New York City Trust for Cultural Resources, New York, Revenue Bonds,
Pierpont Morgan Library, Series 2004, 3.510%, 2/01/34
8/24 at 100.00 335,000
335 (c) New York City, New York, General Obligation Bonds, Subseries G-6 Fiscal
Series 2012, 3.350%, 4/01/42
8/24 at 100.00 335,000
335 (c) New York State Housing Finance Agency, 316 Eleventh Avenue Housing
Revenue Bonds, Variable Rate Demand Obligation Series 2009A, 3.560%,
5/15/41
8/24 at 100.00 335,000
TOTAL NEW YORK 2,010,000
NORTH CAROLINA - 3.3%
330 (c) Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand
Series 2007E, 4.050%, 1/15/44 - AGM Insured
8/24 at 100.00 330,000
TOTAL NORTH CAROLINA 330,000
OHIO - 3.4%
335 (c) Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2024C, 4.050%, 12/01/54
8/24 at 100.00 335,000
TOTAL OHIO 335,000
PENNSYLVANIA - 6.1%
335 (c) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Variable
Rate Series 2020, 3.650%, 12/01/39
8/24 at 100.00 335,000
275 (c) Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth Series,
Variable Rate Demand Obligations, Series 2009C, 3.650%, 8/01/31
8/24 at 100.00 275,000
TOTAL PENNSYLVANIA 610,000
TENNESSEE - 3.4%
335 (c) Metropolitan Government of Nashville and Davidson County Industrial
Development Board, Tennessee, Multifamily Housing Revenue Bonds,
Summit Apartments Project, Refunding Series 2006, 3.600%, 7/15/36
8/24 at 100.00 335,000
TOTAL TENNESSEE 335,000

Nuveen Ultra Short Municipal Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA - 9.4%
$ 355 (c) Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Smithsonian Institution, Series 2003B, 3.560%, 12/01/33
8/24 at 100.00 $ 355,000
250 (c) Loudoun County Industrial Development Authority, Virginia, Revenue
Bonds, Howard Hughes Medical Institute, Variable Rate Demand
Obligations, Series 2003D, 3.520%, 2/15/38
8/24 at 100.00 250,000
335 (c) Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Refunding Series 2020C, 3.620%,
7/01/52
8/24 at 100.00 335,000
TOTAL VIRGINIA 940,000
TOTAL MUNICIPAL BONDS
(cost $9,585,000) 9,585,000
TOTAL SHORT-TERM INVESTMENTS
(cost $9,585,000) 9,585,000
TOTAL INVESTMENTS (cost $ 9,585,000 ) - 95 .9% 9,585,000
OTHER ASSETS & LIABILITIES, NET -  4.1% 415,000
NET ASSETS - 100% $ 10,000,000
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2024
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
ASSETS
Long-term investments, at value
†‡
$ 1,526,013,970 $ 8,835,223 $ 27,146,479 $ 17,821,216 $ 17,622,976 $ 26,617,029
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – – 1,149,418 1,447,778 2,476,710 –
Short-term investments, at value
◊
11,385,000 261,000 – – – –
Cash 13,570,116 440 570,749 10,886 – 192,579
Receivables:
Interest 16,598,941 89,509 322,951 306,550 246,605 85,895
Investments sold 7,605,894 – – – 217,900 –
Reimbursement from Adviser 88,652 – 12,407 12,532 11,835 12,503
Shares sold 6,772,050 – – – – –
Other 100,849 20,691 19,564 19,043 19,137 18,169
Total assets 1,582,135,472 9,206,863 29,221,568 19,618,005 20,595,163 26,926,175
LIABILITIES
Cash overdraft – – – – 11,958 –
Payables:
Collateral from securities lending – – 1,149,418 1,447,778 2,476,710 –
Dividends 1,227,904 35,082 – 106,974 91,580 97,182
Interest 682 — – — – —
Payable to Adviser – 40,842 – – – –
Investments purchased - regular settlement 3,724,473 — – – 200,000 –
Investments purchased - when-issued/delayed-
delivery settlement 5,670,407 249,999 – – – –
Shares redeemed 5,582,251 – – 9,488 4,687 19,206
Accrued expenses:
Custodian fees 120,354 13,373 11,289 12,713 7,512 11,950
Trustees fees 58,970 190 482 301 296 434
Professional fees 47,493 2,502 2,971 2,659 2,801 3,039
Shareholder reporting expenses 18,351 467 707 549 549 670
Shareholder servicing agent fees 126,094 38 83 66 76 80
Other 7,006 — — 270 — 198
Total liabilities 16,583,985 342,493 1,164,950 1,580,798 2,796,169 132,759
Net assets $ 1,565,551,487 $ 8,864,370 $ 28,056,618 $ 18,037,207 $ 17,798,994 $ 26,793,416
NET ASSETS CONSIST OF:
Paid-in capital $ 1,711,398,428 $ 11,129,191 $ 26,659,198 $ 17,334,987 $ 17,046,144 $ 25,697,166
Total distributable earnings (loss) (145,846,941) (2,264,821) 1,397,420 702,220 752,850 1,096,250
Net assets $ 1,565,551,487 $ 8,864,370 $ 28,056,618 $ 18,037,207 $ 17,798,994 $ 26,793,416
Shares outstanding 153,177,119 1,126,574 2,659,131 1,732,189 1,706,572 2,556,880
Net asset value ("NAV") per share 10.22 7.87 10.55 10.41 10.43 10.48
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 1,506,574,726 $ 9,910,852 $ 26,076,848 $ 17,322,033 $ 17,042,857 $ 25,753,781
◊
Short-term investments, cost $ 11,385,000 $ 261,038 $ — $ — $ — $ —
‡ Includes securities loaned of $ — $ — $ 1,109,453 $ 1,390,181 $ 2,391,331 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

July 31, 2024
Ultra Short
Municipal
ASSETS
Short-term investments, at value
◊
9,585,000
Cash 25,613
Receivables:
Interest 24,034
Investments sold 360,113
Reimbursement from Adviser 19,813
Other 17,789
Total assets 10,032,362
LIABILITIES
Payables:
Dividends 23,152
Payable to Adviser –
Accrued expenses:
Custodian fees 6,644
Trustees fees 114
Professional fees 1,445
Other 1,007
Total liabilities 32,362
Net assets $ 10,000,000
NET ASSETS CONSIST OF:
Paid-in capital $ 10,000,000
Total distributable earnings (loss) –
Net assets $ 10,000,000
Shares outstanding 1,000,000
Net asset value ("NAV") per share 10.00
Authorized shares - per class Unlimited
Par value per share $ 0.01
◊
Short-term investments, cost $ 9,585,000

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2024
Municipal Total
Return Core Impact Bond
Emerging Markets
Debt High Yield
INVESTMENT INCOME
Dividends $ — $ — $ — $ 5,106
Interest 60,807,682 406,617 1,758,558 1,314,920
Securities lending income, net — 360 4,908 11,297
Tax withheld — — (666) —
Total investment income 60,807,682 406,977 1,762,800 1,331,323
EXPENSES
– – – –
Shareholder servicing agent fees 417,106 256 65 78
Interest expense 46,831 58 126 240
Trustees fees 54,992 319 1,024 651
Custodian expenses, net 138,208 21,488 18,102 22,524
Registration fees 175,362 28,943 28,833 28,578
Professional fees 192,098 59,288 78,571 70,366
Shareholder reporting expenses 46,494 5,855 11,669 12,080
Other 18,922 5,434 6,374 6,842
Total expenses before fee waiver/expense reimbursement 1,090,013 121,641 144,764 141,359
Fee waiver/expense reimbursement (1,066,987) (121,592) (144,670) (141,137)
Net expenses 23,026 49 94 222
Net investment income (loss) 60,784,656 406,928 1,762,706 1,331,101
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (19,242,817) (516,667) 200,624 203,370
Net realized gain (loss) (19,242,817) (516,667) 200,624 203,370
Change in unrealized appreciation (depreciation) on:
Investments 26,827,234 666,388 (19,849) 286,601
Net change in unrealized appreciation (depreciation) 26,827,234 666,388 (19,849) 286,601
Net realized and unrealized gain (loss) 7,584,417 149,721 180,775 489,971
Net increase (decrease) in net assets from operations $ 68,369,073 $ 556,649 $ 1,943,481 $ 1,821,072

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended July 31, 2024
Preferred Securities
and Income Securitized Credit
Ultra Short
Municipal(a)
INVESTMENT INCOME
Dividends $ 50,318 $ — $ —
Interest 1,111,944 1,460,907 137,969
Securities lending income, net 9,636 — —
Tax withheld (2,080) — —
Total investment income 1,169,818 1,460,907 137,969
EXPENSES
– – –
Shareholder servicing agent fees 99 126 1,243
Interest expense 142 25 —
Trustees fees 629 954 199
Custodian expenses 11,015 17,868 8,336
Registration fees 28,540 29,281 18,960
Professional fees 84,971 71,910 119,666
Shareholder reporting expenses 11,543 11,738 457
Other 4,787 5,307 898
Total expenses before fee waiver/expense reimbursement 141,726 137,209 149,759
Fee waiver/expense reimbursement (141,602) (137,209) (149,759)
Net expenses 124 — —
Net investment income (loss) 1,169,694 1,460,907 137,969
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 201,636 188,554 —
Foreign currency transactions 14 — —
Net realized gain (loss) 201,650 188,554 –
Change in unrealized appreciation (depreciation) on:
Investments 855,041 340,757 —
Net change in unrealized appreciation (depreciation) 855,041 340,757 –
Net realized and unrealized gain (loss) 1,056,691 529,311 —
Net increase (decrease) in net assets from operations $ 2,226,385 $ 1,990,218 $ 137,969
(a) For the period February 29, 2024 (commencement of operations) through July 31, 2024.

Statement of Changes in Net Assets
See Notes to Financial Statements

Municipal Total Return
Year Ended
7/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 60,784,656 $ 50,201,454
Net realized gain (loss) (19,242,817) (101,338,619)
Net change in unrealized appreciation (depreciation) 26,827,234 39,435,944
Net increase (decrease) in net assets from operations 68,369,073 (11,701,221)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (60,373,205) (50,040,266)
Total distributions (60,373,205) (50,040,266)
FUND SHARE TRANSACTIONS
Subscriptions 620,670,921 789,630,438
Reinvestments of distributions 46,693,208 37,754,645
Redemptions (593,848,373) (758,898,628)
Net increase (decrease) from Fund share transactions 73,515,756 68,486,455
Net increase (decrease) in net assets 81,511,624 6,744,968
Net assets at the beginning of period 1,484,039,863 1,477,294,895
Net assets at the end of period $ 1,565,551,487 $ 1,484,039,863

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Core Impact Bond
Year Ended
7/31/24
Nine Months Ended
7/31/23
Year Ended
10/31/22
Operations
Net investment income (loss) $ 406,928 $ 276,682 $ 295,489
Net realized gain (loss) (516,667) (306,108) (247,326)
Net change in unrealized appreciation (depreciation) 666,388 506,380 (2,152,999)
Net increase (decrease) in net assets from operations 556,649 476,954 (2,104,836)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (417,176) (294,771) (314,641)
Total distributions (417,176) (294,771) (314,641)
FUND SHARE TRANSACTIONS
Subscriptions – 6,000 –
Reinvestments of distributions 8,607 294,776 314,635
Net increase (decrease) from Fund share transactions 8,607 300,776 314,635
Net increase (decrease) in net assets 148,080 482,959 (2,104,842)
Net assets at the beginning of period 8,716,290 8,233,331 10,338,173
Net assets at the end of period $ 8,864,370 $ 8,716,290 $ 8,233,331

See Notes to Financial Statements

Emerging Markets Debt High Yield
Year Ended
7/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
Year Ended
7/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
OPERATIONS
Net investment income (loss) $ 1,762,706 $ 1,241,668 $ 1,331,101 $ 833,762
Net realized gain (loss) 200,624 141,523 203,370 4,039
Net change in unrealized appreciation (depreciation) (19,849) 1,089,479 286,601 212,582
Net increase (decrease) in net assets from operations 1,943,481 2,472,670 1,821,072 1,050,383
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,919,930) (1,098,801) (1,330,002) (839,233)
Total distributions (1,919,930) (1,098,801) (1,330,002) (839,233)
FUND SHARE TRANSACTIONS
Subscriptions 519,965 25,030,000 1,395,770 15,080,000
Reinvestments of distributions 38,859 1,098,801 110,058 839,230
Redemptions (28,427) – (90,071) –
Net increase (decrease) from Fund share transactions 530,397 26,128,801 1,415,757 15,919,230
Net increase (decrease) in net assets 553,948 27,502,670 1,906,827 16,130,380
Net assets at the beginning of period 27,502,670 – 16,130,380 –
Net assets at the end of period $ 28,056,618 $ 27,502,670 $ 18,037,207 $ 16,130,380

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Preferred Securities and Income Securitized Credit
Year Ended
7/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
Year Ended
7/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
OPERATIONS
Net investment income (loss) $ 1,169,694 $ 770,145 $ 1,460,907 $ 819,378
Net realized gain (loss) 201,650 36,365 188,554 32,279
Net change in unrealized appreciation (depreciation) 855,041 (274,922) 340,757 522,491
Net increase (decrease) in net assets from operations 2,226,385 531,588 1,990,218 1,374,148
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,218,770) (786,353) (1,516,440) (751,676)
Total distributions (1,218,770) (786,353) (1,516,440) (751,676)
FUND SHARE TRANSACTIONS
Subscriptions 1,180,279 15,050,000 4,665,291 20,240,000
Reinvestments of distributions 78,694 786,355 257,560 751,674
Redemptions (49,184) – (217,359) –
Net increase (decrease) from Fund share transactions 1,209,789 15,836,355 4,705,492 20,991,674
Net increase (decrease) in net assets 2,217,404 15,581,590 5,179,270 21,614,146
Net assets at the beginning of period 15,581,590 – 21,614,146 –
Net assets at the end of period $ 17,798,994 $ 15,581,590 $ 26,793,416 $ 21,614,146

See Notes to Financial Statements

Ultra Short Municipal
For the Period
2/29/24
(commencement of
operations)
through
7/31/24
OPERATIONS
Net investment income (loss) $ 137,969
Net increase (decrease) in net assets from operations 137,969
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (137,969)
Total distributions (137,969)
FUND SHARE TRANSACTIONS
Subscriptions 10,000,000
Net increase (decrease) from Fund share transactions 10,000,000
Net increase (decrease) in net assets 10,000,000
Net assets at the beginning of period –
Net assets at the end of period $ 10,000,000

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Municipal Total Return
7/31/24 $ 10.13 $ 0.41 $ 0.09 $ 0.50 $ (0.41) $ — $ (0.41) $ 10.22
7/31/23 10.52 0.36 (0.39) (0.03) (0.36) — (0.36) 10.13
7/31/22 11.95 0.32 (1.43) (1.11) (0.32) — (0.32) 10.52
7/31/21 11.71 0.33 0.24 0.57 (0.33) — (0.33) 11.95
7/31/20 11.50 0.35 0.21 0.56 (0.35) — (0.35) 11.71
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
5.08% $ 1,565,551 0.07% 0.07% —(e) —(e) 4.10% 43%
(0.19) 1,484,040 0.11 0.06 0.04 —(e) 3.59 58
(9 .42) 1,477,295 0.11 0.05 0.06 — 2.81 32
4.96 1,631,074 0.10 0.05 0.05 —(e) 2.80 7
5.00 1,358,883 0.18 0.06 0.12 — 3.07 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Core Impact Bond
7/31/24 $ 7.74 $ 0.36 $ 0.14 $ 0.50 $ (0.37) $ — $ (0.37) $ 7.87
7/31/23(e) 7.57 0.25 0.19 0.44 (0.27) — (0.27) 7.74
10/31/22 9.84 0.28 (2.25) (1.97) (0.30) — (0.30) 7.57
10/31/21 9.90 0.24 (0.03) 0.21 (0.27) — (0.27) 9.84
10/31/20(g) 10.00 0.04 (0.12) (0.08) (0.02) — (0.02) 9.90
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the nine months ended July 31, 2023.
(f)
Annualized.
(g)
For the period July 9, 2020 (commencement of operations) through October 31, 2020.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
6.70% $ 8,864 1.41% —(d) 4.72% 71%
5.77 8,716 2.56 (f) —(f) 4.26 (f) 46
(20.41) 8,233 2.16 —(d) 3.15 53
2.17 10,338 2.13 —(d) 2.39 96
(0.77) 10,122 0.99 (f) —(f) 1.13 (f) 113

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Emerging Markets Debt
7/31/24 $ 10.55 $ 0.66 $ 0.06 $ 0.72 $ (0.66) $ (0.06) $ (0.72) $ 10.55
7/31/23(e) 10.00 0.49 0.49 0.98 (0.43) — (0.43) 10.55
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
7 .15% $ 28,057 0 .53% — (d) 6 .40% 27%
9 .93 27,503 0 .51 (f) — (f) 6 .22 (f) 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
High Yield
7/31/24 $ 10.14 $ 0.77 $ 0.27 $ 1.04 $ (0.77) $ ( — ) (d) $ (0.77) $ 10.41
7/31/23(e) 10.00 0.54 0.14 0.68 (0.54) — (0.54) 10.14
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
10 .69% $ 18,037 0 .80% — (d) 7 .57% 77%
7 .01 16,130 0 .87 (f) — (f) 7 .19 (f) 16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Preferred Securities and Income
7/31/24 $ 9.84 $ 0.69 $ 0.62 $ 1.31 $ (0.70) $ (0.02) $ (0.72) $ 10.43
7/31/23(e) 10.00 0.50 (0.15) 0.35 (0.51) — (0.51) 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
13 .85% $ 17,799 0 .84% — (d) 6 .90% 38%
3 .57 15,582 0 .79 (f) — (f) 6 .76 (f) 10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Securitized Credit
7/31/24 $ 10.31 $ 0.58 $ 0.19 $ 0.77 $ (0.57) $ (0.03) $ (0.60) $ 10.48
7/31/23(e) 10.00 0.40 0.28 0.68 (0.37) — (0.37) 10.31
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Value rounded to zero.
(e)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
7 .81% $ 26,793 0 .54% — (d) 5 .70% 46%
6 .82 21,614 0 .66 (f) — (f) 5 .20 (f) 17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Ultra Short Municipal
7/31/24(d) $ 10.00 $ 0.14 $ — $ 0.14 $ (0.14) $ — $ (0.14) $ 10.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period February 29, 2024 (commencement of operations) through July 31, 2024.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
1 .39% $ 10,000 1 .91% (e) — (e) 3 .28% (e) — %

Notes to Financial Statements
1. General Information
Trust and Fund Information : The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed
Accounts Portfolio (“Municipal Total Return”), Nuveen Core Impact Bond Managed Accounts Portfolio (“Core Impact Bond”), Nuveen Emerging
Markets Debt Managed Accounts Portfolio (“Emerging Markets Debt”), Nuveen High Yield Managed Accounts Portfolio (“High Yield”), Nuveen
Preferred Securities and Income Managed Accounts Portfolio (“Preferred Securities and Income”), Nuveen Securitized Credit Managed Accounts
Portfolio (“Securitized Credit Managed”) and Nuveen Ultra Short Municipal Managed Accounts Portfolio (“Ultra Short Municipal”) (each a “Fund”
and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.
Each Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). Each Fund is a specialized fixed-income fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Each
Fund enables certain Nuveen separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Current Fiscal Period: The end of the reporting period for the Funds is July 31, 2024, and the period covered by these Notes to Financial
Statements is for the fiscal year July 31, 2024, while the reporting period for Ultra Short Municipal is the period February 29, 2024 (commencement of operations) through July 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common shares transactions through the date of the report. Total return is computed based on the NAV used for processing security and common shares transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, Municipal Total Return has an arrangement with its custodian bank, State Street
Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the Custodian.
The amount of custodian fee credit earned by the Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net”. During the current reporting period, the custodian fee credit earned by the Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
Fund
Gross
Custodian Fee
Credits
Municipal Total Return
$ 91,864

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Core Impact Bond Value
% of
Net Assets
Supranational $ 486,781 5.5%
Canada 400,214 4.5
Mauritius 262,350 3.0
Germany 256,447 2.9
Singapore 238,598 2.7
Sweden 204,059 2.3
Netherlands 198,567 2.2
Dominican Republic 154,419 1.7
United Arab Emirates 152,748 1.7
Panama 145,745 1.7
Cayman Islands 106,345 1.2
France 69,701 0.8
Total non-U.S. Securities $2,675,974 30.2%
Emerging Markets Debt Value
% of
Net Assets
Mexico $ 3,079,238 11.0%
Chile 2,137,438 7.6
Indonesia 1,887,705 6.7
United Arab Emirates 1,686,336 6.0
Saudi Arabia 1,364,135 4.9
Peru 1,332,426 4.8
Turkey 1,016,350 3.6
India 982,158 3.5
Israel 920,584 3.3
Poland 896,163 3.2
South Africa 841,278 3.0
Colombia 788,404 2.8
Romania 761,906 2.7
Panama 746,960 2.7
Brazil 687,778 2.4
Qatar 672,912 2.4
Dominican Republic 643,841 2.3
Hungary 609,877 2.2
Malaysia 568,808 2.0
Philippines 552,562 2.0
Kazakhstan 435,300 1.5
Other 4,534,320 16.2
Total non-U.S. Securities $27,146,479 96.8%
Preferred Securities and Income Value
% of
Net Assets
United Kingdom $ 2,375,709 13.4%
France 1,773,847 9.9
Canada 1,234,884 6.9
Spain 1,029,551 5.8
Switzerland 739,919 4.2
Australia 643,998 3.6
Ireland 492,455 2.8
Netherlands 445,829 2.5
Germany 191,655 1.1
Total non-U.S. Securities $8,927,847 50.2%

Notes to Financial Statements
(continued)
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is recorded on the ex-dividend date, or for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,526,013,970 $ – $ 1,526,013,970
Short-Term Investments:
Municipal Bonds – 11,385,000 – 11,385,000
Total $ – $ 1,537,398,970 $ – $ 1,537,398,970
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 4,680,488 $ – $ 4,680,488
Mortgage-Backed Securities – 1,519,141 – 1,519,141
Municipal Bonds – 875,217 – 875,217
Asset-Backed Securities – 673,453 – 673,453
Emerging Market Debt and Foreign Corporate Bonds – 636,830 – 636,830
$1,000 Par (or similar) Institutional Preferred – 295,675 – 295,675
Sovereign Debt – 154,419 – 154,419
Short-Term Investments:
U.S. Government and Agency Obligations – 261,000 – 261,000
Total $ – $ 9,096,223 $ – $ 9,096,223
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Sovereign Debt $ – $ 14,016,863 $ – $ 14,016,863
Corporate Bonds – 11,909,818 – 11,909,818
Contingent Capital Securities – 1,039,827 – 1,039,827
$1,000 Par (or similar) Institutional Preferred – 179,971 – 179,971
Investments Purchased with Collateral from Securities
Lending 1,149,418 – – 1,149,418
Total $ 1,149,418 $ 27,146,479 $ – $ 28,295,897
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 17,642,716 $ – $ 17,642,716
Exchange-Traded Funds 178,500 – – 178,500
Investments Purchased with Collateral from Securities
Lending 1,447,778 – – 1,447,778
Total $ 1,626,278 $ 17,642,716 $ – $ 19,268,994

Notes to Financial Statements
(continued)
4. Portfolio Securities
Inverse Floating Rate Securities: Municipal Total Return is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a)
floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and
(b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 10,912,078 $ – $ 10,912,078
Contingent Capital Securities – 6,271,364 – 6,271,364
$25 Par (or similar) Retail Preferred 61,900 299,534 – 361,434
Corporate Bonds – 78,100 – 78,100
Investments Purchased with Collateral from Securities
Lending 2,476,710 – – 2,476,710
Total $ 2,538,610 $ 17,561,076 $ – $ 20,099,686
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 20,578,295 $ – $ 20,578,295
Asset-Backed Securities – 5,782,518 – 5,782,518
Corporate Bonds – 256,216 – 256,216
Total $ – $ 26,617,029 $ – $ 26,617,029
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,585,000 – 9,585,000
Total $ – $ 9,585,000 $ – $ 9,585,000

borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ — $ — $ —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Municipal Total Return
$ 264,986 4.28%
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ — $ — $ —

Notes to Financial Statements
(continued)
Securities Lending: Each Fund (except for Municipal Total Return and Ultra Short Municipal) may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a
Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Emerging Markets Debt Corporate Bonds $697,807 $724,418
Sovereign Debt 411,646 425,000
Total $1,109,453 $1,149,418
High Yield Corporate Bonds $1,390,181 $1,447,778
Preferred Securities and Income
$1000 Par (or similar) Institutional
Preferred $1,863,417 $1,938,442
Contingent Capital Securities 527,914 538,268
Total $2,391,331 $2,476,710
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Municipal Total Return
$ 725,948,303 $ — $ 610,564,089 $ —
Core Impact Bond
2,762,510 3,471,187 2,179,613 3,883,516
Emerging Markets Debt
7,087,317 — 7,304,142 —
High Yield
14,469,350 — 13,113,458 —
Preferred Securities and Income
7,738,409 — 6,330,967 —
Securitized Credit
10,351,125 7,203,875 3,783,727 7,749,621
Ultra Short Municipal
— — — —

5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/24
Year Ended
7/31/23
Municipal Total Return Shares Amount Shares Amount
Subscriptions 61,510,020 $620,670,921 78,221,908 $789,630,438
Reinvestments of distributions 4,632,941 46,693,208 3,747,380 37,754,645
Redemptions (59,490,974) (593,848,373) (75,819,611) (758,898,628)
Net increase (decrease) 6,651,987 $73,515,756 6,149,677 $68,486,455
Year Ended
7/31/24
Nine Months Ended
7/31/23
Year Ended
10/31/22
Core Impact Bond Shares Amount Shares Amount Shares Amount
Subscriptions — $— 761 $6,000 — $—
Reinvestment of distributions 1,121 8,607 37,478 294,776 36,387 314,635
Net increase (decrease) 1,121 $8,607 38,239 $300,776 36,387 $314,635
7/31/24
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Emerging Markets Debt Shares Amount Shares Amount
Subscriptions 50,141 $519,965 2,502,871 $25,030,000
Reinvestments of distributions 3,744 38,859 105,086 1,098,801
Redemptions (2,711) (28,427) — —
Net increase (decrease) 51,174 $530,397 2,607,957 $26,128,801
7/31/24
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
High Yield Shares Amount Shares Amount
Subscriptions 139,005 $1,395,770 1,507,984 $15,080,000
Reinvestments of distributions 10,782 110,058 83,168 839,230
Redemptions (8,752) (90,071) — —
Net increase (decrease) 141,035 $1,415,757 1,591,152 $15,919,230

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to complex securities character adjustments, distribution reallocations, foreign currency transactions, paydowns, and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
7/31/24
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Preferred Securities and Income Shares Amount Shares Amount
Subscriptions 119,891 $1,180,279 1,504,766 $15,050,000
Reinvestments of distributions 7,768 78,694 78,964 786,355
Redemptions (4,817) (49,184) — —
Net increase (decrease) 122,842 $1,209,789 1,583,730 $15,836,355
7/31/24
For the Period
November 1, 2022
(commencement of operations)
through July 31, 2023
Securitized Credit Shares Amount Shares Amount
Subscriptions 457,044 $4,665,291 2,023,233 $20,240,000
Reinvestments of distributions 25,030 257,560 72,607 751,674
Redemptions (21,036) (217,359) — —
Net increase (decrease) 461,038 $4,705,492 2,095,840 $20,991,674
For the Period
February 29, 2024
(commencement of operations)
through July 31, 2024
Ultra Short Municipal Shares Amount
Subscriptions 1,000,000 $10,000,000
Net increase (decrease) 1,000,000 $10,000,000
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return
$ 1,517,643,803 $ 26,361,865 $ (6,606,698) $ 19,755,167
Core Impact Bond
10,203,219 101,054 (1,208,050) (1,106,996)
Emerging Markets Debt
27,226,353 1,148,014 (78,471) 1,069,543
High Yield
18,771,239 592,308 (94,553) 497,755
Preferred Securities and Income
19,494,550 1,153,785 (548,649) 605,136
Securitized Credit
25,758,990 865,583 (7,544) 858,039
Ultra Short Municipal
9,585,000 — — —

1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 1, 2024 through July 31, 2024 and paid on August 1, 2024.
1
The Fund designates these amounts paid during the period as Exempt Interest Dividends.
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return
$ 6,887,068 $ 5,307 $ — $ 19,755,167 $ (167,051,628) $ — $ (5,442,855) $ (145,846,941)
Core Impact
Bond
— 42,735 — (1,106,996) (1,164,722) — (35,838) (2,264,821)
Emerging
Markets Debt
— 178,307 149,570 1,069,543 — — — 1,397,420
High Yield
— 143,369 178,153 497,755 — — (117,057) 702,220
Preferred
Securities and
Income
— 62,123 184,566 605,136 — — (98,975) 752,850
Securitized
Credit
— 181,526 174,228 858,039 — — (117,543) 1,096,250
Ultra Short
Municipal
23,152 — — — — — (23,152) —
7/31/24 7/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Municipal Total Return
$ 60,305,606 $ 67,599 $ — $ 50,037,792 $ 2,474 $ —
7/31/24
Nine Months Ended
7/31/23 10/31/22
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Core Impact Bond $417,176 $– $294,771 $– $314,641 $–
7/31/24
For the Period
11/01/22
(commencement of
operations)
through
7/31/23
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Emerging Markets Debt $1,919,930 $– $1,098,801 $–
High Yield 1,330,002 – 839,233 –
Preferred Securities and Income 1,218,770 – 786,353 –
Securitized Credit 1,516,440 – 751,676 –
For the Period
2/29/24
(commencement of operations)
through
7/31/24
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Ultra Short Municipal $137,969 $– $–
1
The Fund designates these amounts paid during the period as Exempt Interest Dividends.

100
Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser does not charge any management fees or other expenses directly to each Fund. The Adviser has agreed irrevocably during the existence of each Fund to waive all fees and pay or reimburse all expenses of each Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Funds from the fee charged at the separately managed account level.
Other Transactions with Affiliates: As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund
Short-Term Long-Term Total
Municipal Total Return
$ 44,401,479 $ 122,650,149 $ 167,051,628
Core Impact Bond
248,299 916,423 1,164,722
Emerging Markets Debt
— — —
High Yield
— — —
Preferred Securities and Income
— — —
Securitized Credit
— — —
Ultra Short Municipal
— — —
Fund
TIAA
Owned Shares
Municipal Total Return
— %
Core Impact Bond
100
Emerging Markets Debt
98
High Yield
92
Preferred Securities and Income
95
Securitized Credit
82
Ultra Short Municipal

During the current fiscal period, the Funds utilized this facility. The following Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Municipal Total Return
$ —
Core Impact Bond
—
Emerging Markets Debt
129,198
High Yield
—
Preferred Securities and Income
—
Securitized Credit
—
Ultra Short Municipal
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Municipal Total Return
— $ — — %
Core Impact Bond
— — —
Emerging Markets Debt
5 129,198 6.53
High Yield
— — —
Preferred Securities and Income
— — —
Securitized Credit
— — —
Ultra Short Municipal
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Municipal Total Return
$ —
Core Impact Bond
—
Emerging Markets Debt
—
High Yield
—
Preferred Securities and Income
—
Securitized Credit
—
Ultra Short Municipal
—
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
0 .9
Emerging Markets Debt
–
High Yield
–
Preferred Securities and Income
26 .1
Securitized Credit
–
Ultra Short Municipal
–
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
0 .9
Emerging Markets Debt
–
High Yield
–
Preferred Securities and Income
62 .5
Securitized Credit
–
Ultra Short Municipal
–

Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Municipal Total Return
— % — %
Core Impact Bond
96 .1 43 .6
Emerging Markets Debt
2 .0 1 .8
High Yield
77 .6 89 .1
Preferred Securities and Income
6 .0 9 .7
Securitized Credit
75 .7 100 .0
Ultra Short Municipal
— —
Fund Percentage
Municipal Total Return
– %
Core Impact Bond
89 .2
Emerging Markets Debt
92 .8
High Yield
99 .4
Preferred Securities and Income
9 .3
Securitized Credit
83 .5
Ultra Short Municipal
–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Municipal Total Return Managed Accounts Portfolio

Nuveen Core Impact Bond Managed Accounts Portfolio

Nuveen Emerging Markets Debt Managed Accounts Portfolio

Nuveen High Yield Managed Accounts Portfolio

Nuveen Preferred Securities and Income Managed Accounts Portfolio

Nuveen Securitized Credit Managed Accounts Portfolio

Nuveen Ultra Short Municipal Managed Accounts Portfolio

The Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Managed Accounts Portfolios Trust (the “Trust”) is responsible for determining whether to initially approve or, after an initial term, to renew, the advisory arrangements of the portfolios comprising the Trust. A discussion of the Board’s most recent approval of the renewal of the advisory arrangements of Municipal Total Return Managed Accounts Portfolio, Nuveen Core Impact Bond Managed Accounts Portfolio, Nuveen Emerging Markets Debt Managed Accounts Portfolio, Nuveen High Yield Managed Accounts Portfolio, Nuveen Preferred Securities and Income Managed Accounts Portfolio and Nuveen Securitized Credit Managed Accounts Portfolio is set forth in Part I below. The advisory arrangements of Nuveen Ultra Short Municipal Managed Accounts Portfolio have not yet been up for renewal, and a discussion of the Board’s initial approval of the advisory arrangements of such portfolio is set forth in Part II below. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable.

PART I

Municipal Total Return Managed Accounts Portfolio

Nuveen Core Impact Bond Managed Accounts Portfolio

Nuveen Emerging Markets Debt Managed Accounts

Portfolio Nuveen High Yield Managed Accounts Portfolio

Nuveen Preferred Securities and Income Managed Accounts Portfolio

Nuveen Securitized Credit Managed Accounts Portfolio

The Approval Process

At meetings held on April 18 and 19, 2024 (for purposes of this Part I, the “Meeting”), the Board approved, for each of Municipal Total Return Managed Accounts Portfolio, Nuveen Core Impact Bond Managed Accounts Portfolio, Nuveen Emerging Markets Debt Managed Accounts Portfolio, Nuveen High Yield Managed Accounts Portfolio, Nuveen Preferred Securities and Income Managed Accounts Portfolio and Nuveen Securitized Credit Managed Accounts Portfolio (for purposes of this Part I, collectively, the “Funds” and each a “Fund”), the renewal of the investment management agreement (for purposes of this Part I, each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (for purposes of this Part I, “NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each respective Fund, the Board approved the renewal of the sub-advisory agreement (for purposes of this Part I, each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (for purposes of this Part I, the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. For purposes of this Part I, the Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); and overall market and regulatory developments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of certain fee and expense information; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. However, the Board considered that the Funds may not require the same level of shareholder services as other funds given that they are sold via separately managed accounts.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub- Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods). The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board generally considered fund performance in comparison to the performance of certain peer funds (a “performance peer group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). (Given their unique nature, the Funds do not have performance peer groups available.) In reviewing such comparative performance, the Board was cognizant of the inherent limitations

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

of such data which can make meaningful performance comparisons generally difficult. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or performance peer group, as applicable, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Municipal Total Return Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Core Impact Bond Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Emerging Markets Debt Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. The Board, however, considered that the Fund’s performance history was too short to make a meaningful assessment of performance.

•

For Nuveen High Yield Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. The Board, however, considered that the Fund’s performance history was too short to make a meaningful assessment of performance.

•

For Nuveen Preferred Securities and Income Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its blended benchmark, the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the one-year period ended December 31, 2023, the Fund outperformed its blended benchmark for the one-year period ended March 31, 2024. The Board, however, considered that the Fund’s performance history was too short to make a meaningful assessment of performance.

•

For Nuveen Securitized Credit Managed Accounts Portfolio, the Board considered that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. The Board, however, considered that the Fund’s performance history was too short to make a meaningful assessment of performance.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

Each Fund is sold via separately managed accounts which pay the Adviser a managed account management fee. As the Adviser is compensated from the applicable managed accounts, the Funds do not pay the Adviser a management fee. Further, the Adviser had agreed to pay or reimburse each Fund’s expenses (subject to certain exceptions such as for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). Given the unique fee arrangement, the Funds do not have peer groups and, therefore, a comparative peer analysis was not provided for any of the Funds. In addition, as the Adviser pays nearly all the Funds’ expenses, the Board considered that the Funds’ expenses were also not comparable to a peer group or to other Nuveen funds. Each managed account management fee was an asset-based fee based on the entire separately managed account portfolio, including the portion invested in the respective Fund.

With respect to Municipal Total Return Managed Accounts Portfolio, the managed account management fee paid to the Adviser represented an implied management fee for managing such Fund and an implied management fee for managing individual municipal bonds. With respect to the other Funds, the managed account management fee paid to the Adviser represented an implied management fee for managing such Funds and an implied management fee for managing individual securities.

Based on its review of the information provided, the Board determined that each Fund’s fee and expense arrangement was reasonable.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Given that the Funds are sold via separately managed accounts, the Board considered that the Funds may not require the same level of shareholder services as other funds. Further, as noted, given the Funds’ unique fee and expense structure pursuant to which they do not pay management fees and the expenses are primarily reimbursed, comparisons with peers were not available.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds. In this regard, the boards governing the Nuveen funds have considered that the management fee of NFAL generally is comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. However, the Board Members considered that because the Funds do not pay a management fee, there are no applicable fund-level or complex-wide level breakpoint schedules, although the Funds’ assets would be counted toward the complex-wide total.

In addition, the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. In this regard, as noted above, each Fund is reimbursed nearly all of its expenses by the Adviser.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that each Fund’s fee arrangement was reasonable and that the Advisory Agreements be renewed for an additional one-year period.

PART II

Nuveen Ultra Short Municipal Managed Accounts Portfolio

The Approval Process

At the meeting held on January 18, 2024 (for purposes of this Part II, the “January Meeting”), the Board considered and approved the investment management agreement (for purposes of this Part II, the “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (for purposes of this Part II, the “Adviser”) serves as investment adviser to Nuveen Ultra Short Municipal Managed Accounts Portfolio (for purposes of this Part II, the “Fund”), a series of the Trust, and the investment sub-advisory agreement (for purposes of this Part II, the “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (for purposes of this Part II, the “Sub-Adviser”) serves as investment sub-adviser to the Fund. For purposes of this Part II, the Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” In addition, for purposes of this Part II, the Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” The Board Members oversee both a group of funds advised by the Adviser (the “Nuveen funds”) and a group of funds advised by Teachers Advisors, LLC (the “TC funds”), an affiliate of the Adviser, as the result of a consolidation of the boards of the Nuveen funds and the TC funds that became effective in January 2024.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the January Meeting, the Board Members had received, in adequate time in advance of the January Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the proposed fee and expense arrangements for the Fund; and

•	the soft dollar practices of the Fund Adviser, if any.

At the January Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the January Meeting and/or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreements. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Fund Advisers.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

A. Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.

At the January Meeting and/or at prior meetings, the Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Fund; and the experience of the respective Fund Adviser. Further, at the January Meeting and/or at prior meetings, the Board Members have evaluated the background and experience of the relevant investment personnel.

The Board has considered that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board has considered the Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. At the January Meeting and/or at prior meetings, the Board received and considered information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.

Given the Nuveen funds operate in a highly regulated industry, the Board has further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board has considered that such services have included, but are not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests.

In addition to the above functions, the Board has considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. However, the Board considered that the Fund may not require the same level of shareholder services as other Nuveen funds given that it is sold via separately managed accounts.

The Board Members considered that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Board Members considered the experience and expertise of the investment team expected to manage the Fund.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement.

B. Investment Performance

The Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other municipal Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

The Board considered that the Fund’s fee structure would differ from that of most other open-end Nuveen funds. In this regard, the Board considered that the Fund would be sold via separately managed accounts that would pay the Adviser a managed account management fee. As the Adviser will be compensated from the managed accounts, the Fund will not pay the Adviser a management fee. The managed account management fee will be an asset-based fee based on the entire separately managed account portfolio, including the portion invested in the Fund. The managed account management fee paid to the Adviser therefore will include an embedded fee for managing the Fund and embedded fees for managing individual bonds. In evaluating the proposed fee arrangement for the Fund, the Board considered the rationale for the determination of the effective gross management fee for the Fund portion of the overall product. Further, the Board considered the Fund’s estimated annual operating expenses, but also considered that the Adviser had agreed to pay or reimburse the Fund’s expenses (except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses).

Based on its review of the information provided, the Board considered the Fund’s proposed fee and expense structure and determined that the proposed arrangement was reasonable.

2.	Comparisons with the Fees of Other Clients

At the January Meeting and/or at prior meetings, the Board considered information regarding the fee rates that the respective Fund Advisers charge to certain other types of clients and the types of services provided to these other clients. With respect to the Adviser and/ or the Sub-Adviser, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board has reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts; the sub- advisory fee the Sub-Adviser has received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family; and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.

In considering the comparative fee data, the Board has considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board has considered the wide range of services in addition to investment management that the Adviser provides to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. Given that the Fund would be sold via separately managed accounts, however, the Board considered that the Fund may not require the same level of shareholder services as other Nuveen funds.

3.	Profitability of Fund Advisers

At the January Meeting and/or at prior meetings, the Board Members have considered profitability and other financial data for Nuveen, including estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of certain other asset management firms. Such profitability information has included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Board Members have also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board has considered the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.

In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Board Members have considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board has reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

In addition, the Board has considered certain comparative operating margin data. In this regard, the Board has reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board has considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board has also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Board Members have considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Aside from Nuveen’s profitability, the Board has considered that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also considered the reinvestments Nuveen, its parent and/or other affiliates have made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.

In addition to Nuveen, the Board Members have considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members have reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Board Members have also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2022 and December 31, 2021.

In evaluating the reasonableness of the compensation, the Board Members have also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Based on its consideration of the information provided, the Board was satisfied that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services to be provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Fund could be expected to benefit from any economies of scale. The Board has considered that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the Nuveen funds for the fees paid. In this regard, the boards governing the Nuveen funds have considered that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. However, the Board Members considered that because the Fund would not pay management fees, there would be no applicable fund-level or complex-wide level breakpoint schedules, although the Fund’s assets would be counted toward the complex-wide total. In addition, as indicated above, the Board Members considered that the Fund was expected to be reimbursed nearly all of its expenses by the Adviser.

Based on its review, the Board was satisfied that the proposed fee arrangements would appropriately share any economies of scale with the Fund’s shareholders.

E. Indirect Benefits

At the January Meeting and/or prior meetings, the Board Members have received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Board Members have considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective Nuveen funds to obtain research and other services for any or all of their clients, although the Board Members have also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services expected to be provided.

F. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of the Investment Management Agreement and the Sub-Advisory Agreement were reasonable, that the Fund’s fee arrangements were reasonable and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Managed Accounts Portfolios Trust

Date: October 4, 2024	By:	/s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 4, 2024	By:	/s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: October 4, 2024	By:	/s/ E. Scott Wickerham E. Scott Wickerham Vice President and Controller (principal financial officer)